UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2008

Item 1:	Schedule of Investments

Vanguard Long-Term Investment Grade Fund

Schedule of Investments
As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
	Coupon		Date	($000)	($000)
U.S. Government and Agency Obligations (7.7%)
U. S. Government Securities (3.6%)
	U.S. Treasury Bond	5.000%	5/15/37	96,500	106,000
	U.S. Treasury STRIPS	0.00%	2/15/36	177,000	55,921
					161,921
Agency Bonds and Notes (4.1%)
[1]	Federal Home Loan Bank	5.500%	7/15/36	75,000	72,098
[1]	Federal Home Loan Mortgage Corp.	6.250%	7/15/32	45,000	48,615
[1]	Federal National Mortgage Assn.	6.625%	11/15/30	61,000	68,266
					188,979
Conventional Mortgage-Backed Securities (0.0%)
[1,2]	Federal National Mortgage Assn.	15.500%	10/1/12	1	1
Total U.S. Government and Agency Obligations (Cost $351,563)				350,901
Corporate Bonds (74.3%)
Finance (24.6%)
	Banking (12.1%)
	Abbey National PLC	7.950%	10/26/29	15,000	11,621
	Banc One Corp.	7.750%	7/15/25	25,000	23,095
	Banc One Corp.	7.625%	10/15/26	10,000	9,101
	Banc One Corp.	8.000%	4/29/27	15,000	14,086
	Bank of America Corp.	5.750%	12/1/17	10,000	8,785
	Bank of America Corp.	5.650%	5/1/18	10,000	8,626
	Bank of America Corp.	6.000%	10/15/36	60,000	46,363
	BB&T Corp.	5.250%	11/1/19	20,000	15,623
	Citigroup, Inc.	6.625%	1/15/28	25,000	20,522
	Citigroup, Inc.	6.625%	6/15/32	38,000	26,872
	Citigroup, Inc.	6.000%	10/31/33	22,900	14,573
	Citigroup, Inc.	5.850%	12/11/34	11,500	8,447
	Citigroup, Inc.	6.125%	8/25/36	13,335	9,089
	Comerica Bank	5.200%	8/22/17	25,000	17,505
	Credit Suisse First Boston USA, Inc.	7.125%	7/15/32	28,000	23,804
[3]	HBOS Treasury Services PLC	6.000%	11/1/33	41,500	23,677
	HSBC Bank USA	5.875%	11/1/34	45,700	34,010
	HSBC Bank USA	5.625%	8/15/35	28,000	20,781
	HSBC Holdings PLC	7.625%	5/17/32	21,200	18,429
	HSBC Holdings PLC	6.800%	6/1/38	8,000	6,582
	JPMorgan Chase & Co.	6.400%	5/15/38	71,000	61,791
	Mellon Funding Corp.	5.500%	11/15/18	8,800	7,187
	National City Corp.	6.875%	5/15/19	10,000	7,650
	NationsBank Corp.	6.800%	3/15/28	35,000	27,683
	Royal Bank of Scotland Group PLC	4.700%	7/3/18	26,125	17,339
	SunTrust Banks, Inc.	5.400%	4/1/20	10,000	7,483
	Wachovia Bank NA	5.850%	2/1/37	20,700	15,111
	Wachovia Corp.	6.605%	10/1/25	30,000	21,000
	Wells Fargo & Co.	5.375%	2/7/35	30,000	22,245

Wells Fargo Bank NA	5.950%	8/26/36	4,445	3,567

	Brokerage (2.7%)
	Goldman Sachs Group, Inc.	6.150%	4/1/18	1,000	824
	Goldman Sachs Group, Inc.	6.125%	2/15/33	45,725	33,265
	Goldman Sachs Group, Inc.	6.450%	5/1/36	15,000	9,340
	Goldman Sachs Group, Inc.	6.750%	10/1/37	49,000	31,997
	Merrill Lynch & Co., Inc.	6.875%	11/15/18	16,000	14,112
	Merrill Lynch & Co., Inc.	6.220%	9/15/26	10,000	6,945
	Merrill Lynch & Co., Inc.	6.110%	1/29/37	15,000	10,461
	Morgan Stanley Dean Witter	7.250%	4/1/32	20,000	15,679
	Finance Companies (1.8%)
	CIT Group, Inc.	6.000%	4/1/36	10,000	4,700
	General Electric Capital Corp.	6.750%	3/15/32	90,000	72,899
	General Electric Capital Corp.	5.875%	1/14/38	5,000	3,588
	Insurance (8.0%)
	ACE INA Holdings, Inc.	6.700%	5/15/36	30,000	23,340
	Allstate Corp.	6.750%	5/15/18	8,000	7,113
	Allstate Corp.	5.550%	5/9/35	14,075	9,337
	Allstate Corp.	5.950%	4/1/36	8,000	5,612
	American General Corp.	6.625%	2/15/29	33,000	16,129
	American Re Corp.	7.450%	12/15/26	8,500	8,004
	AXA Financial, Inc.	7.000%	4/1/28	34,910	27,577
	Hartford Financial Services Group, Inc.	6.100%	10/1/41	47,500	28,646
[3]	John Hancock Mutual Life Insurance Co.	7.375%	2/15/24	30,000	32,161
[3]	Liberty Mutual Insurance Co.	8.500%	5/15/25	28,335	25,524
	Lincoln National Corp.	6.150%	4/7/36	13,900	8,812
[2,3]	Massachusetts Mutual Life	7.625%	11/15/23	15,970	16,636
	MetLife, Inc.	6.375%	6/15/34	15,000	10,947
	MetLife, Inc.	5.700%	6/15/35	5,000	3,354
[3]	Metropolitan Life Insurance Co.	7.800%	11/1/25	35,000	29,095
[3]	New York Life Insurance	5.875%	5/15/33	60,275	47,310
	Principal Financial Group, Inc.	6.050%	10/15/36	16,500	9,805
	Prudential Financial, Inc.	5.750%	7/15/33	23,000	14,146
	Prudential Financial, Inc.	5.400%	6/13/35	10,000	5,761
	Travelers Property Casualty Corp.	7.750%	4/15/26	25,000	23,596
	UnitedHealth Group, Inc.	5.800%	3/15/36	12,000	7,086
	XL Capital Ltd.	6.375%	11/15/24	11,500	4,579
					1,121,027
Industrial (38.2%)
	Basic Industry (2.0%)
	Aluminum Co. of America	6.750%	1/15/28	45,000	31,832
	E.I. du Pont de Nemours & Co.	6.500%	1/15/28	22,100	19,032
	Monsanto Co.	5.500%	7/30/35	15,000	11,045
	Morton International, Inc.	9.750%	6/1/20	10,000	10,741
	PPG Industries, Inc.	9.000%	5/1/21	9,750	9,420
Weyerhaeuser Co.	7.375%	3/15/32	15,000	10,443
Capital Goods (4.5%)
3M Co.	5.700%	3/15/37	25,000	22,080
Boeing Co.	6.625%	2/15/38	13,000	11,160

	Boeing Co.	7.875%	4/15/43	8,000	7,867
	Caterpillar, Inc.	6.625%	7/15/28	35,000	30,365
	Deere & Co.	7.125%	3/3/31	15,000	13,689
[3]	Hutchison Whampoa International Ltd.	7.450%	11/24/33	50,000	32,448
	Minnesota Mining & Manufacturing Corp.	6.375%	2/15/28	35,000	33,639
[3]	Siemens Financieringsmat	6.125%	8/17/26	27,000	20,929
	United Technologies Corp.	7.500%	9/15/29	15,000	15,387
	United Technologies Corp.	6.125%	7/15/38	18,000	15,525
	Communication (11.0%)
	AT&T Wireless	8.750%	3/1/31	50,000	46,034
	Bell Telephone Co. of Pennsylvania	8.350%	12/15/30	6,260	5,538
	BellSouth Corp.	6.875%	10/15/31	40,000	32,074
	BellSouth Corp.	6.000%	11/15/34	40,000	28,264
	CBS Corp.	7.875%	7/30/30	40,000	27,631
	Comcast Corp.	5.650%	6/15/35	30,500	20,990
	Comcast Corp.	6.450%	3/15/37	14,500	11,002
[3]	Cox Communications, Inc.	6.450%	12/1/36	10,000	7,123
	Deutsche Telekom International Finance	8.250%	6/15/30	40,000	35,418
	France Telecom	8.500%	3/1/31	54,730	51,323
	GTE Corp.	6.940%	4/15/28	20,000	15,256
	Indiana Bell Telephone Co., Inc.	7.300%	8/15/26	20,000	15,525
	Michigan Bell Telephone Co.	7.850%	1/15/22	25,000	21,318
	New Jersey Bell Telephone Co.	8.000%	6/1/22	25,000	22,402
	News America Inc.	6.200%	12/15/34	11,750	8,769
	News America Inc.	6.400%	12/15/35	28,000	21,337
	Pacific Bell	7.125%	3/15/26	15,000	12,140
	Telefonica Europe BV	8.250%	9/15/30	15,500	13,589
	Time Warner Cable Inc.	6.550%	5/1/37	40,000	30,104
	Verizon Communications Corp.	6.250%	4/1/37	20,000	14,597
	Verizon Communications Corp.	6.400%	2/15/38	17,815	13,246
	Verizon Communications Corp.	6.900%	4/15/38	1,285	1,080
	Verizon Communications Corp.	8.950%	3/1/39	4,575	4,643
	Verizon Global Funding Corp.	7.750%	12/1/30	16,500	14,654
	Verizon Global Funding Corp.	5.850%	9/15/35	30,000	21,244
	Verizon Maryland, Inc.	5.125%	6/15/33	12,000	7,212
	Consumer Cyclical (3.2%)
	CVS Caremark Corp.	6.250%	6/1/27	24,000	17,063
	Dayton Hudson Corp.	6.650%	8/1/28	15,000	11,306
	Lowe's Cos., Inc.	6.500%	3/15/29	26,010	18,911
	Target Corp.	7.000%	7/15/31	20,000	15,652
	The Walt Disney Co.	7.000%	3/1/32	10,000	9,434
	Time Warner, Inc.	6.625%	5/15/29	10,775	7,835
	Time Warner, Inc.	6.500%	11/15/36	10,000	6,851
	Viacom Inc.	6.875%	4/30/36	10,000	6,841
	Wal-Mart Stores, Inc.	7.550%	2/15/30	50,000	50,698
	Consumer Noncyclical (11.5%)
	Anheuser-Busch Cos., Inc.	6.750%	12/15/27	10,000	7,548
	Anheuser-Busch Cos., Inc.	6.800%	8/20/32	6,900	5,119
	Anheuser-Busch Cos., Inc.	5.750%	4/1/36	11,460	7,355
	Archer-Daniels-Midland Co.	6.750%	12/15/27	11,000	9,180
	AstraZeneca PLC	6.450%	9/15/37	30,000	25,777

	Becton, Dickinson & Co.	4.900%	4/15/18	3,200	2,679
	Becton, Dickinson & Co.	7.000%	8/1/27	8,300	7,599
	Bestfoods	6.625%	4/15/28	30,000	28,457
	Bristol-Myers Squibb Co.	6.800%	11/15/26	10,000	9,160
[3]	Cargill Inc.	6.125%	9/15/36	23,000	15,740
	Coca-Cola Enterprises Inc.	6.950%	11/15/26	10,000	8,948
	CPC International, Inc.	7.250%	12/15/26	30,000	30,399
	Eli Lilly & Co.	7.125%	6/1/25	12,125	11,960
	Eli Lilly & Co.	5.500%	3/15/27	33,375	27,591
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	21,995	15,671
	Hershey Foods Corp.	7.200%	8/15/27	21,461	20,468
	Johnson & Johnson	6.950%	9/1/29	22,457	23,345
	Johnson & Johnson	5.850%	7/15/38	17,000	15,516
	Kellogg Co.	7.450%	4/1/31	18,800	18,764
	Kraft Foods, Inc.	6.500%	11/1/31	15,000	11,493
	Pepsi Bottling Group, Inc.	7.000%	3/1/29	17,000	15,675
	Pepsico, Inc.	5.000%	6/1/18	2,560	2,212
	Pepsico, Inc.	7.900%	11/1/18	5,025	5,237
	Pharmacia Corp.	6.750%	12/15/27	28,000	25,837
	Philip Morris International Inc.	6.375%	5/16/38	17,050	13,351
	Procter & Gamble Co.	6.450%	1/15/26	27,000	25,610
	Procter & Gamble Co.	5.500%	2/1/34	25,000	20,540
	Procter & Gamble Co.	5.550%	3/5/37	12,000	10,438
[2]	Procter & Gamble Co. ESOP	9.360%	1/1/21	36,327	41,152
	Schering-Plough Corp.	6.750%	12/1/33	17,920	14,126
	Sysco Corp.	6.500%	8/1/28	9,000	7,426
	Wyeth	5.950%	4/1/37	50,000	40,460
	Energy (3.2%)
	Burlington Resources, Inc.	7.400%	12/1/31	25,000	22,243
	ChevronTexaco Corp.	8.625%	11/15/31	13,000	14,643
	ConocoPhillips	7.000%	3/30/29	10,000	8,716
	ConocoPhillips	5.900%	10/15/32	20,300	15,407
	Encana Corp.	6.500%	8/15/34	10,000	7,009
	Halliburton Co.	8.750%	2/15/21	10,000	11,059
	Mobil Corp.	8.625%	8/15/21	22,000	26,080
	Tosco Corp.	7.800%	1/1/27	15,000	14,277
	Tosco Corp.	8.125%	2/15/30	20,000	19,519
	XTO Energy, Inc.	6.750%	8/1/37	12,195	9,031
	Other Industrial (0.5%)
	Eaton Corp.	7.625%	4/1/24	15,000	14,809
	Eaton Corp.	5.250%	6/15/35	10,800	7,622
	Technology (1.5%)
	International Business Machines Corp.	7.000%	10/30/25	50,000	47,313
	International Business Machines Corp.	8.000%	10/15/38	10,000	10,364
	Oracle Corp.	6.500%	4/15/38	10,000	8,227
	Transportation (0.8%)
	Burlington Northern Santa Fe Corp.	6.875%	12/1/27	25,000	21,057
Norfolk Southern Corp.	7.800%	5/15/27	18,500	17,112
				1,742,027
Utilities (11.5%)
Electric (10.5%)
Alabama Power Co.	5.700%	2/15/33	12,800	9,985
Appalachian Power Co.	6.700%	8/15/37	50,000	38,158
Arizona Public Service Co.	5.625%	5/15/33	9,000	5,695
Baltimore Gas & Electric Co.	6.350%	10/1/36	10,000	7,028
Carolina Power & Light Co.	5.700%	4/1/35	7,500	5,805
Connecticut Light & Power Co.	6.350%	6/1/36	15,000	12,167
Consolidated Edison Co. of New York	5.100%	6/15/33	9,600	6,172
Consolidated Edison Co. of New York	6.200%	6/15/36	14,000	10,454

Duke Energy Carolinas LLC	6.100%	6/1/37	50,000	37,538
Florida Power & Light Co.	5.625%	4/1/34	16,275	13,276
Florida Power & Light Co.	5.400%	9/1/35	10,000	7,857
Florida Power Corp.	6.750%	2/1/28	22,375	20,963
Indiana Michigan Power Co.	6.050%	3/15/37	15,000	10,581
MidAmerican Energy Holdings Co.	6.125%	4/1/36	20,000	14,625
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	50,000	41,529
Northern States Power Co.	7.125%	7/1/25	30,000	27,818
Northern States Power Co.	6.200%	7/1/37	50,000	41,584
Oklahoma Gas & Electric Co.	6.500%	4/15/28	12,770	10,139
PacifiCorp	6.100%	8/1/36	15,000	11,680
PacifiCorp	6.350%	7/15/38	20,000	16,629
PSE&G Power LLC	8.625%	4/15/31	15,000	12,739
Puget Sound Energy Inc.	6.724%	6/15/36	10,000	7,719
South Carolina Electric & Gas Co.	6.625%	2/1/32	35,000	31,239
Southern California Edison Co.	6.000%	1/15/34	8,800	7,300
Tampa Electric Co.	6.150%	5/15/37	35,000	23,489
Virginia Electric & Power Co.	6.000%	5/15/37	53,525	38,517
Wisconsin Electric Power Co.	5.700%	12/1/36	10,365	7,653
Natural Gas (1.0%)
KeySpan Corp.	5.875%	4/1/33	12,000	8,437
KeySpan Corp.	5.803%	4/1/35	10,000	6,893
San Diego Gas & Electric	6.000%	6/1/26	25,000	20,906
Texas Eastern Transmission	7.000%	7/15/32	17,000	12,683
				527,258
Total Corporate Bonds (Cost $4,302,262)				3,390,312
Sovereign Bonds (U.S. Dollar-Denominated) (4.6%)
International Bank for Reconstruction & Development	7.625%	1/19/23	38,320	48,921
International Bank for Reconstruction & Development	4.750%	2/15/35	30,300	30,086
Province of British Columbia	6.500%	1/15/26	13,800	16,314
Province of Quebec	7.500%	9/15/29	24,500	31,373
Province of Saskatchewan	8.500%	7/15/22	5,000	6,739

	Quebec Hydro Electric	9.400%	2/1/21	40,000	54,544
	Republic of Italy	6.875%	9/27/23	17,700	20,121
Total Sovereign Bonds (Cost $191,566)				208,098
Taxable Municipal Bonds (9.7%)
	Commonwealth Financing Auth. Pennsylvania Rev.	5.197%	6/1/26	25,000	22,594
	George Washington Univ.	5.300%	2/1/17	25,000	22,960
	Illinois (Taxable Pension) GO	4.950%	6/1/23	8,935	8,146
	Illinois (Taxable Pension) GO	5.100%	6/1/33	145,000	126,482
	New Jersey Econ. Dev. Auth. State Pension Rev.	7.425%	2/15/29	50,002	53,871
	New York City NY Transitional Finance Auth. Rev.	5.210%	8/1/17	51,980	48,040
	North Carolina Duke Univ. Rev.	5.850%	4/1/37	38,850	36,709
	Oregon Community College Dist.	5.440%	6/30/23	10,595	10,421
	Oregon School Board Assn.	4.759%	6/30/28	15,000	12,580
	President and Fellows of Harvard College	6.300%	10/1/37	56,345	49,910
	Southern California Public Power Auth.	6.930%	5/15/17	27,000	29,097
	Wisconsin Public Service Rev.	5.700%	5/1/26	23,025	21,119
Total Taxable Municipal Bonds (Cost $486,371)				441,929
Temporary Cash Investments (1.5%)
Repurchase Agreement (1.5%)
	UBS Securities LLC (Dated 10/31/08, Repurchase Value $68,633,000, collateralized by U.S. Treasury Bond 6.125%, 11/15/27) (Cost $68,632)	0.120%	11/3/08	68,632	68,632
Total Investments (97.8%) (Cost $5,400,394)					4,459,872
Other Assets and Liabilities-Net (2.2%)					102,596
Net Assets (100%)					4,562,468

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $250,643,000, representing 5.5% of net assets.

	GO—General Obligation Bond.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $5,400,394,000. Net unrealized depreciation of investment securities for tax purposes was $940,522,000, consisting of unrealized gains of $40,487,000 on securities that had risen in value since their purchase and $981,009,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard GNMA Fund

Schedule of Investments

As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Government National Mortgage Association Obligations (98.7%)
[1,2]	Government National Mortgage Assn.	4.478%	2/20/37	63,872	61,195
[1]	Government National Mortgage Assn.	4.500%	5/15/33–7/15/38	238,795	220,476
[1]	Government National Mortgage Assn.	5.000%	7/15/20-11/1/38	6,498,417	6,210,442
[1]	Government National Mortgage Assn.	5.500%	3/15/13-12/1/38	8,718,896	8,578,752
[1]	Government National Mortgage Assn.	6.000%	10/15/16–9/15/38	5,633,409	5,659,580
[1]	Government National Mortgage Assn.	6.500%	1/15/09-10/15/38	4,925,041	4,992,087
[1]	Government National Mortgage Assn.	7.000%	11/15/08–5/20/38	315,534	327,517
[1]	Government National Mortgage Assn.	7.250%	12/15/26–2/15/27	162	168
[1]	Government National Mortgage Assn.	7.500%	12/15/08–10/15/31	113,936	120,018
[1]	Government National Mortgage Assn.	7.750%	2/15/27	251	266
[1]	Government National Mortgage Assn.	8.000%	3/15/09–8/15/31	52,145	55,291
[1]	Government National Mortgage Assn.	8.500%	2/15/10–6/15/28	12,591	13,358
[1]	Government National Mortgage Assn.	9.000%	3/15/14–2/15/23	9,338	9,894
[1]	Government National Mortgage Assn.	9.250%	9/15/16–7/15/17	56	60
[1]	Government National Mortgage Assn.	9.500%	6/15/09–7/15/22	4,816	5,155
[1]	Government National Mortgage Assn.	10.000%	11/15/09–8/15/19	248	273
[1]	Government National Mortgage Assn.	11.000%	12/15/09–2/15/18	31	36
[1]	Government National Mortgage Assn.	11.250%	9/20/15–2/20/16	41	43
[1]	Government National Mortgage Assn.	11.500%	1/15/13–11/20/15	93	101
[1]	Government National Mortgage Assn.	12.000%	6/20/14–1/20/16	52	57
[1]	Government National Mortgage Assn.	12.500%	5/20/14–7/20/15	33	36
[1]	Government National Mortgage Assn.	13.000%	1/15/11–1/20/15	28	31

[1]	Government National Mortgage Assn.	13.500%	5/15/10–12/15/14	19	22
[1]	Government National Mortgage Assn.	14.000%	6/15/11	6	7
[1]	Government National Mortgage Assn.	15.000%	5/15/12	2	2
Total Government National Mortgage Association Obligations
(Cost $26,853,655)					26,254,867
Temporary Cash Investments (6.3%)
Repurchase Agreements (6.3%)
	BNP Paribas Securities Corp. (Dated 10/31/08, Repurchase Value $352,707,000, collateralized by Government National Mortgage Assn. 5.000%-6.000%, 11/20/36-9/20/38)	0.250%	11/3/08	352,700	352,700
Deutsche Bank Securities, Inc. (Dated 10/31/08, Repurchase Value $1,208,625,000, collateralized by Federal Home Loan Mortgage Corp. 4.500%-6.000%, 8/1/34-9/1/38 and Government National Mortgage Assn. 6.000%-7.000%, 9/15/36-4/15/38)	0.250%	11/3/08	1,208,600	1,208,600
JPMorgan Securities Inc. (Dated 10/31/08, Repurchase Value $105,702,000, collateralized by Federal National Mortgage Assn. 5.000%-7.500%, 3/1/37-10/1/38)	0.230%	11/3/08	105,700	105,700

Total Repurchase Agreements (Cost $1,667,000)	1,667,000
Total Temporary Cash Investments(Cost $1,667,000)	1,667,000
Total Investments (105.0%) (Cost $28,520,655)	27,921,867
Other Assets and Liabilities-Net (-5.0%)	(1,335,181)
Net Assets (100%)	26,586,686

1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments.
2	Adjustable-rate security.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $28,520,655,000. Net unrealized depreciation of investment securities for tax purposes was $598,788,000, consisting of unrealized gains of $39,842,000 on securities that had risen in value since their purchase and $638,630,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Short-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (9.5%)
U. S. Government Securities (6.1%)
	U.S. Treasury Note	3.500%	2/15/10	91,800	94,224
	U.S. Treasury Note	3.625%	6/15/10	2,033	2,107
	U.S. Treasury Note	3.875%	9/15/10	62,000	64,897
	U.S. Treasury Note	2.000%	9/30/10	75,000	75,750
	U.S. Treasury Note	4.500%	2/28/11	200,000	213,938
[1]	U.S. Treasury Note	4.750%	3/31/11	335,000	361,120
	U.S. Treasury Note	4.625%	8/31/11	155,000	167,304
	U.S. Treasury Note	2.625%	10/31/13	100,000	99,672
					1,079,012
Nonconventional Mortgage-Backed Securities (2.0%)
[2,3]	Federal Home Loan Mortgage Corp.	4.297%	6/1/33	7,274	7,139
[2,3]	Federal Home Loan Mortgage Corp.	4.358%	6/1/33	6,338	6,242
[2,3]	Federal Home Loan Mortgage Corp.	4.485%	5/1/33	5,461	5,397
[2,3]	Federal Home Loan Mortgage Corp.	4.511%	5/1/33	3,883	3,830
[2,3]	Federal Home Loan Mortgage Corp.	4.547%	7/1/33	21,377	21,313
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	7/15/24	12,256	12,303
[2,3]	Federal Home Loan Mortgage Corp.	5.008%	8/1/33	4,597	4,602
[2,3]	Federal Home Loan Mortgage Corp.	5.079%	7/1/32	928	930
[2,3]	Federal Home Loan Mortgage Corp.	5.232%	8/1/32	1,573	1,550
[2,3]	Federal Home Loan Mortgage Corp.	5.239%	9/1/32	1,301	1,301
[2,3]	Federal Home Loan Mortgage Corp.	5.245%	8/1/32	2,238	2,181
[2,3]	Federal Home Loan Mortgage Corp.	5.254%	9/1/32	1,513	1,492
[2,3]	Federal Home Loan Mortgage Corp.	5.275%	9/1/32	2,211	2,209
[2,3]	Federal Home Loan Mortgage Corp.	5.373%	8/1/33	5,778	5,788
[2,3]	Federal Home Loan Mortgage Corp.	5.378%	8/1/32	1,996	1,998
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	12/15/27	4,769	4,824
[2,3]	Federal Home Loan Mortgage Corp.	5.561%	8/1/33	3,335	3,310
[2,3]	Federal Home Loan Mortgage Corp.	5.859%	8/1/37	38,803	39,270
[2,3]	Federal Home Loan Mortgage Corp.	6.461%	2/1/33	1,627	1,634
[2,3]	Federal Home Loan Mortgage Corp.	6.611%	1/1/33	2,086	2,103
[2,3]	Federal Home Loan Mortgage Corp.	6.685%	10/1/32	1,338	1,347
[2,3]	Federal National Mortgage Assn.	3.000%	8/25/32	339	339
[2,3]	Federal National Mortgage Assn.	3.735%	6/1/33	10,465	10,206
[2,3]	Federal National Mortgage Assn.	4.140%	5/1/33	9,768	9,610
[2,3]	Federal National Mortgage Assn.	4.193%	6/1/33	20,512	20,323
[2,3]	Federal National Mortgage Assn.	4.351%	7/1/33	6,772	6,713
[2,3]	Federal National Mortgage Assn.	4.429%	5/1/33	6,173	6,094
[2,3]	Federal National Mortgage Assn.	4.432%	5/1/33	14,175	13,978
[2,3]	Federal National Mortgage Assn.	4.535%	4/1/33	4,272	4,247
[2,3]	Federal National Mortgage Assn.	4.552%	4/1/33	6,311	6,260
[2,3]	Federal National Mortgage Assn.	4.610%	10/1/33	5,615	5,631
[2,3]	Federal National Mortgage Assn.	4.664%	5/1/33	2,504	2,477
[2,3]	Federal National Mortgage Assn.	4.848%	7/1/33	20,080	19,716
[2,3]	Federal National Mortgage Assn.	4.871%	7/1/33	12,832	12,659

[2,3]	Federal National Mortgage Assn.	4.980%	8/1/33	5,263	5,246
[2,3]	Federal National Mortgage Assn.	5.017%	8/1/33	1,313	1,315
[2,3]	Federal National Mortgage Assn.	5.057%	8/1/32	1,282	1,275
[2,3]	Federal National Mortgage Assn.	5.060%	7/1/32	871	863
[2,3]	Federal National Mortgage Assn.	5.131%	9/1/33	13,927	13,927
[2,3]	Federal National Mortgage Assn.	5.202%	9/1/32	546	543
[2,3]	Federal National Mortgage Assn.	5.203%	9/1/32	512	509
[2,3]	Federal National Mortgage Assn.	5.219%	8/1/33	9,474	9,376
[2,3]	Federal National Mortgage Assn.	5.273%	9/1/33	17,051	17,019
[2,3]	Federal National Mortgage Assn.	5.387%	8/1/33	4,983	5,112
[2,3]	Federal National Mortgage Assn.	5.395%	8/1/33	6,272	6,370
[2,3]	Federal National Mortgage Assn.	5.406%	8/1/33	10,567	10,597
[2,3]	Federal National Mortgage Assn.	5.487%	8/1/37	7,692	7,732
[2,3]	Federal National Mortgage Assn.	5.500%	8/25/27	7,792	7,977
[2,3]	Federal National Mortgage Assn.	5.586%	2/1/37	7,669	7,730
[2,3]	Federal National Mortgage Assn.	6.150%	12/1/32	1,528	1,467
					346,074

Conventional Mortgage-Backed Securities (1.4%)
[2,3]	Federal Home Loan Mortgage Corp.	7.000%	1/1/09	10	10
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	3/1/17–4/1/17	13,148	13,278
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	3/1/38–9/1/38	100,000	94,800
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	10/1/38	35,500	34,635
[2,3]	Federal National Mortgage Assn.	7.000%	10/1/11–4/1/13	1,068	1,070
[2,3]	Federal National Mortgage Assn.	6.500%	12/1/11–9/1/16	16,160	16,699
[2,3]	Federal National Mortgage Assn.	7.500%	3/1/15	392	402
[2,3]	Federal National Mortgage Assn.	6.000%	12/1/16–5/1/17	18,214	18,538
[2,3]	Federal National Mortgage Assn.	5.000%	2/1/38–7/1/38	47,000	44,563
[2,3]	Federal National Mortgage Assn.	5.500%	4/1/38–7/1/38	17,500	17,109
					241,104
Total U.S. Government and Agency Obligations (Cost $1,647,999)					1,666,190
Corporate Bonds (85.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (26.4%)
[3,4]	American Express Credit Account Master Trust	4.590%	12/15/13	22,500	20,215
[3,4]	American Express Issuance Trust	4.590%	8/15/11	24,500	22,631
[5]	BA Covered Bond Issuer	5.500%	6/14/12	36,600	36,033
[3]	Banc of America Commercial Mortgage, Inc.	5.334%	9/10/45	14,475	13,387
[3]	Banc of America Funding Corp.	5.590%	9/20/46	64,580	42,115
[3]	Banc of America Mortgage Securities	5.560%	9/25/32	187	165
[3]	Banc of America Mortgage Securities	6.855%	2/25/33	870	741
[3]	Banc of America Mortgage Securities	5.135%	5/25/33	2,243	1,964
[3]	Banc of America Mortgage Securities	4.670%	7/25/33	4,505	4,003
[3]	Banc of America Mortgage Securities	3.555%	2/25/34	5,959	5,226
[3]	Banc of America Securities Auto Trust	5.180%	6/18/10	23,697	23,605
[3]	Bank of America Credit Card Trust	4.720%	5/15/13	70,200	66,251
[3,4]	Bank of America Credit Card Trust	4.580%	6/17/13	44,920	40,475
[4]	Bank of America Credit Card Trust	5.260%	12/15/14	65,000	56,192
[3]	Bear Stearns Adjustable Rate Mortgage Trust	5.784%	10/25/36	73,371	49,379

[3]	Bear Stearns Adjustable Rate Mortgage Trust	5.468%	5/25/47	59,503	40,944
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.478%	10/12/41	46,800	42,195
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	10,709	10,449
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.330%	1/12/45	11,250	9,842
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/50	45,000	38,797
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	40,000	34,002
[4,5]	BMW Floorplan Master Owner Trust	4.359%	9/17/11	107,500	101,192
[3]	BMW Vehicle Lease Trust	4.590%	8/15/13	30,800	29,683
[3]	Cabela's Master Credit Card Trust	4.310%	12/16/13	59,750	53,957
[3]	Capital Auto Receivables Asset Trust	4.980%	5/15/11	20,193	19,831
[3]	Capital Auto Receivables Asset Trust	5.000%	12/15/11	15,760	14,981
[3]	Capital One Auto Finance Trust	5.250%	8/15/11	27,617	26,611
[3]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	37,800	34,564
[3]	Capital One Multi-Asset Execution Trust	4.850%	2/18/14	117,300	107,793
[3]	Capital One Multi-Asset Execution Trust	5.050%	2/15/16	46,500	39,118
[3]	Capital One Prime Auto Receivables Trust	4.990%	9/15/10	11,292	11,254
[3]	Chase Issuance Trust	4.960%	9/17/12	37,540	36,337
[3,4]	Chase Issuance Trust	4.600%	10/15/12	33,000	30,589
[3]	Chase Issuance Trust	4.650%	12/17/12	4,262	4,039
[4]	Chase Issuance Trust	3.119%	6/16/14	46,250	39,543
[4]	Chase Issuance Trust	4.630%	12/15/14	11,100	9,471
[3]	Chase Issuance Trust	4.650%	3/15/15	164,000	143,946
[3]	Chase Issuance Trust	5.400%	7/15/15	80,000	70,294
[3]	Chase Manhattan Auto Owner Trust	5.340%	7/15/10	18,103	18,031
[3]	Citibank Credit Card Issuance Trust	5.150%	3/7/11	39,250	38,584
[3]	Citibank Credit Card Issuance Trust	4.750%	10/22/12	49,000	46,920
[3]	Citibank Credit Card Issuance Trust	4.850%	4/22/15	216,700	186,802
[3,4]	Citibank Credit Card Issuance Trust	5.478%	5/22/17	22,500	18,213
[3]	Citibank Credit Card Issuance Trust	5.650%	9/20/19	24,075	18,791
[3,4]	Citibank Credit Card Issuance Trust	5.653%	5/20/20	61,200	43,270
[3]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	41,000	35,790
[3]	Citigroup Mortgage Loan Trust Inc.	5.911%	7/25/37	38,927	32,351
[3]	Citigroup Mortgage Loan Trust, Inc.	4.670%	3/25/34	7,523	6,621
[3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/44	14,270	12,342
[3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	60,025	54,485
[3]	CNH Equipment Trust	5.200%	8/16/10	8,866	8,862
[3]	CNH Equipment Trust	4.120%	5/15/12	21,200	19,434
[3,4,5]	CNH Wholesale Master Note Trust	4.620%	7/15/12	29,350	29,083
[3]	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/49	19,000	16,793
[3]	Countrywide Home Loans	4.815%	5/25/33	4,454	4,005
[3]	Countrywide Home Loans	4.904%	11/19/33	6,404	5,277
[3]	Countrywide Home Loans	5.337%	3/20/36	30,898	17,951

[3]	Countrywide Home Loans	5.430%	2/25/47	40,089	22,708
[3]	Credit Suisse Mortgage Capital Certificates	5.512%	2/15/39	20,800	19,601
[3]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	36,575	32,210
[3]	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	29,100	25,139
[3]	DaimlerChrysler Auto Trust	5.330%	8/8/10	9,170	9,136
[3]	DaimlerChrysler Auto Trust	4.980%	2/8/11	19,227	18,825
[3]	DaimlerChrysler Auto Trust	3.700%	6/8/12	33,100	30,435
[3]	DaimlerChrysler Auto Trust	4.710%	9/10/12	19,100	17,910
[3,4]	DaimlerChrysler Master Owner Trust	4.590%	11/15/11	22,000	20,524
[3]	Discover Card Master Trust	5.100%	10/15/13	47,850	45,023
[3]	Discover Card Master Trust	5.650%	12/15/15	79,100	67,818
[3]	Fifth Third Auto Trust	4.070%	1/17/12	67,600	64,142
[4]	First Horizon Mortgage Pass-Though Trust	5.482%	1/25/37	66,130	49,623
[3]	First Horizon Mortgage Pass-Through Trust	5.656%	11/25/36	28,945	23,750
[3,4]	Fleet Home Equity Loan Trust	4.528%	1/20/33	5,259	3,243
[3]	Ford Credit Auto Owner Trust	5.160%	11/15/10	27,500	26,997
[3]	Ford Credit Auto Owner Trust	5.250%	9/15/11	41,845	40,508
[3]	Ford Credit Auto Owner Trust	5.150%	11/15/11	23,820	23,046
[3]	Ford Credit Auto Owner Trust	3.960%	4/15/12	14,900	14,074
[3]	Ford Credit Auto Owner Trust	4.280%	5/15/12	91,500	88,058
[3]	Ford Credit Auto Owner Trust	4.950%	3/15/13	5,550	5,040
[4]	Ford Credit Floorplan Master Owner Trust	4.740%	6/15/11	14,650	14,070
[4]	Ford Credit Floorplan Master Owner Trust	4.810%	6/15/13	57,400	47,525
[3]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	20,500	19,522
[3,4]	GE Capital Credit Card Master Note Trust	4.600%	3/15/13	17,600	16,009
[3]	GMAC Mortgage Corp. Loan Trust	5.295%	11/19/35	12,010	9,633
[3,4,5]	Golden Credit Card Trust	5.560%	7/15/17	91,100	79,804
[3,4]	Granite Master Issuer PLC	4.590%	12/17/54	8,800	8,210
[3,4]	Granite Master Issuer PLC	3.274%	12/20/54	26,200	25,620
[3]	Harley-Davidson Motorcycle Trust	5.240%	1/15/12	5,411	5,365
[3]	Harley-Davidson Motorcycle Trust	3.560%	2/15/12	9,772	9,675
[3]	Harley-Davidson Motorcycle Trust	5.220%	3/15/12	13,850	13,514
[3]	Harley-Davidson Motorcycle Trust	5.100%	5/15/12	28,850	28,541
[3,5]	Harley-Davidson Motorcycle Trust	5.040%	10/15/12	22,671	21,895
[3]	Honda Auto Receivables Owner Trust	5.100%	3/18/11	52,852	52,068
[3]	Honda Auto Receivables Owner Trust	4.470%	1/18/12	36,400	34,732
[3]	Honda Auto Receivables Owner Trust	5.090%	7/18/13	5,870	5,666
[3]	Hyundai Auto Receivables Trust	5.110%	4/15/11	34,936	34,757
[3]	John Deere Owner Trust	5.040%	7/15/11	23,987	24,150
[3,5]	JP Morgan Auto Receivables Trust	5.220%	9/15/12	52,000	47,694
[3]	JP Morgan Mortgage Trust	5.298%	7/25/35	76,054	59,406
[3]	JPMorgan Chase Commercial Mortgage Securities	4.625%	3/15/46	22,200	21,257

[3]	JPMorgan Chase Commercial Mortgage Securities	5.298%	5/15/47	18,700	16,602
[3]	JPMorgan Chase Commercial Mortgage Securities	5.803%	6/15/49	50,700	44,580
[3]	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/51	24,053	20,707
[3]	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/51	44,610	39,032
[3,4,5]	Kildare Securities Ltd.	2.877%	12/10/43	50,785	37,293
[3]	LB-UBS Commercial Mortgage Trust	5.303%	2/15/40	37,500	32,849
[3]	LB-UBS Commercial Mortgage Trust	5.318%	2/15/40	23,300	20,553
[3]	Master Adjustable Rate Mortgages Trust	3.828%	4/25/34	10,023	8,701
[3]	MBNA Credit Card Master Note Trust	4.500%	1/15/13	19,775	18,942
[3]	Merrill Lynch Mortgage Investors, Inc.	4.612%	2/25/33	5,711	5,066
[3]	Merrill Lynch Mortgage Investors, Inc.	4.742%	7/25/33	2,894	2,618
[3]	Merrill Lynch Mortgage Investors, Inc.	4.835%	2/25/34	13,146	12,157
[3]	Merrill Lynch Mortgage Investors, Inc.	5.486%	5/25/36	39,845	36,109
[3]	Merrill Lynch Mortgage Trust	4.556%	6/12/43	16,850	15,796
[3]	Merrill Lynch Mortgage Trust	5.724%	6/12/50	38,100	33,330
[3]	Merrill Lynch Mortgage Trust	5.425%	2/12/51	3,700	3,136
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.282%	8/12/48	23,500	20,486
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.693%	6/12/50	10,300	9,022
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.331%	3/12/51	19,865	17,352
[3]	Morgan Stanley Capital I	5.650%	6/13/42	81,050	71,334
[3]	Morgan Stanley Capital I	5.374%	3/12/44	25,330	23,539
[3]	Morgan Stanley Capital I	5.623%	12/12/49	16,800	14,481
[3]	Morgan Stanley Capital I	5.090%	10/12/52	19,825	18,402
[3,4]	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.529%	11/25/15	2,553	2,144
[3]	Morgan Stanley Mortgage Loan Trust	4.320%	2/25/34	10,586	9,222
[3]	Morgan Stanley Mortgage Loan Trust	5.417%	6/25/36	37,573	28,908
[3,4]	National City Credit Card Master Trust	4.610%	8/15/12	57,400	52,307
[3,4]	National City Credit Card Master Trust	4.610%	3/17/14	24,825	21,247
[3]	Nissan Auto Receivables Owner Trust	5.030%	5/16/11	11,200	10,923
[3]	Nissan Auto Receivables Owner Trust	3.890%	8/15/11	36,175	34,579
[3]	Nissan Auto Receivables Owner Trust	4.460%	4/16/12	43,550	41,526
[3]	Nissan Auto Receivables Owner Trust	5.450%	6/15/12	40,400	39,536
[3,4,5]	Nordstrom Private Label Credit Card Master Trust	4.620%	5/15/15	93,000	71,805
[3,4]	Permanent Master Issuer PLC	4.803%	1/15/16	32,800	30,337
[3]	Provident Funding Mortgage Loan Trust	4.267%	4/25/34	17,059	14,838
[3]	Residential Funding Mortgage Securities I	5.843%	8/25/36	53,750	42,693
[3]	Residential Funding Mortgage Securities I	5.945%	9/25/36	23,899	18,176
[3]	Salomon Brothers Mortgage Securities VII	5.513%	9/25/33	17,855	17,006
[3]	Sequoia Mortgage Trust	5.645%	9/20/46	66,920	45,654
[4]	Swift Master Auto Receivables Trust	4.660%	6/15/12	12,100	10,549
[4]	Swift Master Auto Receivables Trust	5.210%	10/15/12	21,395	18,471
[3]	Thornburg Mortgage Securities Trust	3.345%	3/25/44	10,532	8,483

[3]	USAA Auto Owner Trust	4.900%	2/15/12	29,800	29,111
[3]	USAA Auto Owner Trust	4.160%	4/16/12	16,680	15,978
[3]	USAA Auto Owner Trust	4.640%	10/15/12	68,500	65,379
[3]	USAA Auto Owner Trust	4.500%	10/15/13	28,020	25,374
[3]	USAA Auto Owner Trust	4.710%	2/18/14	68,375	61,403
[3,4]	Wachovia Asset Securitization, Inc.	3.519%	6/25/33	1,687	1,255
[3]	Wachovia Auto Loan Owner Trust	5.100%	7/20/11	13,775	13,634
[3]	Wachovia Auto Owner Trust	5.390%	9/20/11	25,320	24,853
[3]	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	29,100	25,157
[3]	Wachovia Bank Commercial Mortgage Trust	5.275%	11/15/48	16,490	14,712
[3]	Washington Mutual Mortgage Pass-Through Certificates	6.462%	1/25/33	553	528
[3]	Washington Mutual Mortgage Pass-Through Certificates	3.847%	8/25/33	5,068	4,486
[3]	Washington Mutual Mortgage Pass-Through Certificates	4.568%	9/25/33	7,307	6,347
[3]	Wells Fargo Home Equity Trust	3.970%	5/25/34	22,377	21,708
[3]	Wells Fargo Mortgage Backed Securities Trust	5.635%	10/25/36	62,367	51,557
[3]	World Omni Auto Receivables Trust	5.010%	10/15/10	8,610	8,589
[3]	World Omni Auto Receivables Trust	5.230%	2/15/11	15,047	14,955
[3]	World Omni Auto Receivables Trust	3.940%	10/15/12	15,880	14,655
[3]	World Omni Auto Receivables Trust	5.130%	4/15/13	21,500	20,083
					4,632,597
Finance (30.6%)
	Banking (16.3%)
	AmSouth Bank NA	6.125%	3/1/09	2,300	2,294
[4,5]	ANZ National Bank International Ltd.	2.842%	8/7/09	19,600	19,554
[5]	ANZ National Bank International Ltd.	6.200%	7/19/13	18,175	16,729
	Astoria Financial Corp.	5.750%	10/15/12	12,000	11,642
[3,5]	Banco Mercantil del Norte	6.135%	10/13/16	19,550	17,693
[3,5]	Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/14	34,000	32,342
[4,5]	Banco Santander Chile	3.164%	12/9/09	18,900	18,612
[3]	Bank of America Capital Trust XIV	5.630%	12/31/49	105,413	48,358
[4]	Bank of America Corp.	2.891%	8/2/10	20,000	19,417
	Bank of America Corp.	5.375%	8/15/11	48,739	47,347
[4]	Bank of America NA	0.00%	2/27/09		—
	Bank of New York Mellon	7.300%	12/1/09	4,900	4,963
	Bank of New York Mellon	4.950%	1/14/11	14,700	14,465
	Bank of New York Mellon	4.950%	11/1/12	2,800	2,719
	Bank of New York Mellon	4.500%	4/1/13	11,200	10,425
[5]	Bank of Scotland PLC	4.000%	9/15/09	32,000	30,911
[4,5]	Bank of Scotland PLC	2.875%	12/8/10	89,800	82,035
[4]	Barclays Bank PLC	2.913%	8/10/09	46,800	46,307
	Barclays Bank PLC	7.400%	12/15/09	6,788	6,507
	Barclays Bank PLC	5.450%	9/12/12	14,550	13,915
[3,5]	Barclays Bank PLC	7.375%	12/15/49	4,420	3,394
	BB&T Corp.	6.500%	8/1/11	20,875	20,636
[4,5]	BBVA US Senior S.A. Unipersonal	4.620%	4/17/09	117,500	117,700

[4]	Bear Stearns Co., Inc.	3.084%	9/9/09	43,450	42,309
	Bear Stearns Co., Inc.	4.500%	10/28/10	24,158	23,681
[4]	Bear Stearns Co., Inc.	3.650%	1/31/11	25,020	23,150
[5]	BNP Paribas	4.800%	6/24/15	13,800	11,899
[4,5]	BTMU Curacao Holdings NV	3.382%	12/19/16	36,725	35,532
[4]	Capital One Bank FSB	2.919%	3/13/09	48,900	48,476
[3,5]	CBG Florida REIT Corp.	7.114%	2/15/49	25,100	5,020
[4]	Charter One Bank N.A.	3.585%	4/24/09	29,370	29,274
	Charter One Bank N.A.	5.500%	4/26/11	16,400	15,663
[4]	Citigroup, Inc.	2.954%	6/9/09	81,000	78,608
	Citigroup, Inc.	6.500%	1/18/11	14,625	14,315
	Citigroup, Inc.	5.250%	2/27/12	19,900	18,370
	Citigroup, Inc.	5.500%	8/27/12	39,297	36,383
	Citigroup, Inc.	5.500%	4/11/13	81,553	74,059
	Citigroup, Inc.	6.500%	8/19/13	15,350	14,574
[3]	Citigroup, Inc.	8.400%	4/29/49	72,500	50,387
[5]	Commonwealth Bank of Australia	5.000%	11/6/12	24,000	24,250
[3,5]	Commonwealth Bank of Australia	6.024%	3/15/49	21,125	14,067
[4,5]	Compass Bank	4.920%	10/9/09	46,700	46,636
[4,5]	Credit Agricole	2.859%	5/28/10	93,750	93,019
[3,5]	Credit Agricole	6.637%	5/31/49	7,600	3,724
	Credit Suisse First Boston USA, Inc.	4.125%	1/15/10	22,900	22,358
[4]	Credit Suisse First Boston USA, Inc.	3.004%	8/15/10	41,500	38,794
	Credit Suisse First Boston USA, Inc.	5.250%	3/2/11	15,600	14,835
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	4,050	3,878
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	4,500	4,282
	Deutsche Bank Financial, Inc.	7.500%	4/25/09	17,920	17,925
[4,5]	Deutsche Bank Financial, Inc.	3.785%	4/30/09	11,730	11,738
[4]	Deutsche Bank New York Branch	2.961%	8/21/09	46,790	46,017
[5]	Development Bank of Singapore Ltd.	7.875%	8/10/09	21,600	21,907
[4,5]	Development Bank of Singapore Ltd.	3.027%	5/16/17	54,850	47,264
[4,5]	DnB NOR Bank ASA	4.889%	10/13/09	60,900	60,778
	Fifth Third Bancorp.	6.250%	5/1/13	14,650	12,892
[4]	First Tennessee Bank	2.956%	12/17/09	23,500	23,016
	FirstStar Bank	7.125%	12/1/09	11,985	12,138
	FleetBoston Financial Corp.	7.375%	12/1/09	5,000	5,122
	HSBC Bank PLC	6.950%	3/15/11	4,800	4,896
	HSBC Bank USA	3.875%	9/15/09	38,500	37,778
[4]	HSBC Bank USA	2.949%	12/14/09	38,500	38,145
[5]	ICICI Bank Ltd.	5.750%	1/12/12	9,125	6,372
[3]	Independence Community Bank	3.750%	4/1/14	16,040	12,829
	JPMorgan Chase & Co.	4.600%	1/17/11	9,350	9,217
	JPMorgan Chase & Co.	5.600%	6/1/11	35,000	34,286
	JPMorgan Chase & Co.	4.850%	6/16/11	30,000	28,838
	JPMorgan Chase & Co.	6.625%	3/15/12	19,601	19,119
	JPMorgan Chase & Co.	5.375%	10/1/12	72,565	69,109
[3]	JPMorgan Chase & Co.	4.891%	9/1/15	25,200	25,159
[3]	JPMorgan Chase & Co.	7.900%	12/29/49	18,000	14,490
	KeyCorp	4.700%	5/21/09	15,700	15,425
[4]	KeyCorp	3.359%	5/26/09	19,570	19,179
	KeyCorp	6.500%	5/14/13	12,000	10,560
[3,5]	Lloyds TSB Group PLC	6.267%	11/14/49	23,575	10,802

[4,5]	Manufacturers & Traders Trust Co.	5.382%	4/1/13	18,050	15,102
	Marshall & Ilsley Bank	5.150%	2/22/12	21,500	17,845
[3]	Mellon Capital IV	6.244%	6/29/49	32,825	21,008
	National Australia Bank	8.600%	5/19/10	18,760	19,240
	National Westminster Bank PLC	7.375%	10/1/09	9,337	8,991
	North Fork Bancorp., Inc.	5.875%	8/15/12	8,070	5,810
	Northern Trust Co.	5.500%	8/15/13	10,225	10,064
[4]	PNC Funding Corp.	4.607%	6/12/09	23,450	23,216
	PNC Funding Corp.	5.125%	12/14/10	28,155	28,025
	Regions Financial Corp.	4.375%	12/1/10	1,500	1,327
	Regions Financial Corp.	7.000%	3/1/11	10,385	9,658
	Santander Financial Issuances	6.375%	2/15/11	17,675	18,106
[4,5]	Santander U.S. Debt, S.A. Unipersonal	2.874%	11/20/09	119,400	118,530
	Sanwa Bank Ltd.	7.400%	6/15/11	9,825	9,899
	Skandinaviska Enskilda Banken	6.875%	2/15/09	11,630	11,755
[3,5]	Societe Generale	5.922%	12/5/49	9,200	5,850
	Sovereign Bancorp, Inc.	4.800%	9/1/10	7,000	6,370
[4]	Sovereign Bank	4.510%	8/1/13	2,397	1,818
[3]	State Street Capital Trust	8.250%	12/29/49	7,450	6,149
	State Street Corp.	7.650%	6/15/10	8,075	8,145
[4]	State Street Corp.	3.565%	4/30/12	5,000	4,547
[4]	SunTrust Banks, Inc.	2.912%	5/22/09	14,700	14,356
[4]	SunTrust Banks, Inc.	2.931%	6/2/09	56,470	56,257
[4,5]	Unicredit Luxembourg Finance	5.159%	1/13/17	51,600	47,055
[3]	US Central Credit Union	2.700%	9/30/09	1,818	1,815
[3]	USB Capital IX	6.189%	4/15/49	53,940	28,318
[3,5]	USB Realty Corp.	6.091%	12/15/49	11,750	6,169
[3]	Wachovia Capital Trust III	5.800%	3/15/65	27,485	14,842
	Wachovia Corp.	6.375%	2/1/09	45,800	44,998
	Wachovia Corp.	6.150%	3/15/09	15,650	15,497
	Wachovia Corp.	7.800%	8/18/10	32,500	30,225
	Wachovia Corp.	5.350%	3/15/11	18,540	17,246
[4]	Wachovia Corp.	4.883%	10/15/11	24,450	21,210
	Wachovia Corp.	5.300%	10/15/11	28,025	26,349
	Wachovia Corp.	5.500%	5/1/13	29,300	27,548
[6]	Washington Mutual Bank	5.550%	6/16/10	8,965	2,712
[6]	Washington Mutual Bank	6.875%	6/15/11	21,983	114
	Wells Fargo & Co.	4.200%	1/15/10	41,000	40,610
	Wells Fargo & Co.	4.625%	8/9/10	5,270	5,219
	Wells Fargo & Co.	5.250%	10/23/12	9,775	9,343
	Wells Fargo Bank NA	6.450%	2/1/11	23,800	23,835
	Western Financial Bank	9.625%	5/15/12	5,610	5,287
[4]	Zions Bancorp.	4.317%	12/10/09	65,700	63,647

	Brokerage (2.9%)
[3]	Goldman Sachs Capital II	5.793%	12/29/49	19,430	8,695
[4]	Goldman Sachs Group, Inc.	4.164%	7/23/09	6,265	6,046
[4]	Goldman Sachs Group, Inc.	3.290%	12/23/09	49,750	46,267
[4]	Goldman Sachs Group, Inc.	3.011%	3/2/10	29,300	26,956
[4]	Goldman Sachs Group, Inc.	4.069%	6/28/10	45,030	40,527
	Goldman Sachs Group, Inc.	5.625%	1/15/17	5,870	4,388
	Goldman Sachs Group, Inc.	6.150%	4/1/18	20,000	16,475

	Jefferies Group Inc.	5.875%	6/8/14	7,050	5,885
[4,6]	Lehman Brothers Holdings, Inc.	2.911%	8/21/09	24,450	3,179
[4,6]	Lehman Brothers Holdings, Inc.	2.907%	11/16/09	38,620	5,021
[4,6]	Lehman Brothers Holdings, Inc.	2.951%	5/25/10	19,555	2,542
[6]	Lehman Brothers Holdings, Inc.	5.750%	7/18/11	69,400	9,282
[6]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	9,200	1,242
[4,6]	Lehman Brothers Holdings, Inc.	3.589%	8/19/65	9,410	—
[4]	Merrill Lynch & Co., Inc.	3.014%	2/5/10	56,575	52,063
	Merrill Lynch & Co., Inc.	4.250%	2/8/10	33,300	31,154
	Merrill Lynch & Co., Inc.	4.790%	8/4/10	26,315	24,982
	Merrill Lynch & Co., Inc.	5.770%	7/25/11	9,150	8,658
[4]	Merrill Lynch & Co., Inc.	3.044%	6/5/12	25,000	20,357
	Merrill Lynch & Co., Inc.	6.050%	8/15/12	18,975	17,313
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	14,100	12,631
[4]	Morgan Stanley Dean Witter	5.033%	1/15/10	100,900	93,186
	Morgan Stanley Dean Witter	6.750%	4/15/11	17,500	16,319
	Morgan Stanley Dean Witter	5.250%	11/2/12	19,610	17,061
	Morgan Stanley Dean Witter	6.625%	4/1/18	45,185	37,391

	Finance Companies (5.4%)
[4]	American Express Centurion Bank	4.629%	11/16/09	9,500	9,142
	American Express Centurion Bank	5.200%	11/26/10	29,300	26,630
[4]	American Express Credit Corp.	4.337%	5/19/09	23,750	22,795
[4]	American Express Credit Corp.	4.195%	10/4/10	19,600	16,858
[5]	American Express Travel	5.250%	11/21/11	18,800	16,606
	American General Finance Corp.	4.625%	5/15/09	23,935	16,036
	American General Finance Corp.	5.375%	9/1/09	14,065	8,421
	American General Finance Corp.	3.875%	10/1/09	39,000	22,035
	American General Finance Corp.	4.875%	5/15/10	5,200	2,548
	American General Finance Corp.	5.200%	12/15/11	12,700	4,778
	American General Finance Corp.	4.875%	7/15/12	16,678	6,338
	Capital One Bank	5.000%	6/15/09	19,650	18,187
	Capital One Bank	6.500%	6/13/13	4,875	4,156
	CIT Group, Inc.	5.600%	4/27/11	52,775	30,280
	CIT Group, Inc.	5.800%	7/28/11	24,450	14,548
[4]	CIT Group, Inc.	3.054%	2/13/12	5,375	2,842
[4]	General Electric Capital Corp.	2.859%	12/12/08	15,300	15,199
[4]	General Electric Capital Corp.	4.247%	1/5/09	8,775	8,739
[4]	General Electric Capital Corp.	2.863%	5/10/10	41,400	38,452
	General Electric Capital Corp.	4.250%	9/13/10	105,250	102,924
	General Electric Capital Corp.	5.000%	12/1/10	34,200	33,434
	General Electric Capital Corp.	5.500%	4/28/11	20,700	20,257
	General Electric Capital Corp.	5.875%	2/15/12	4,800	4,600
	General Electric Capital Corp.	4.375%	3/3/12	21,475	19,428
	General Electric Capital Corp.	5.000%	4/10/12	4,525	4,172
	General Electric Capital Corp.	5.250%	10/19/12	97,830	90,974
	General Electric Capital Corp.	5.450%	1/15/13	13,800	12,833
	General Electric Capital Corp.	4.800%	5/1/13	56,775	51,079
[3]	General Electric Capital Corp.	6.375%	11/15/67	14,450	9,186
[3]	HSBC Finance Capital Trust IX	5.911%	11/30/35	5,000	2,913
	HSBC Finance Corp.	4.125%	11/16/09	17,500	16,716
	HSBC Finance Corp.	4.625%	9/15/10	46,650	42,498

	HSBC Finance Corp.	5.250%	1/14/11	34,825	32,199
	International Lease Finance Corp.	3.500%	4/1/09	9,410	8,375
	International Lease Finance Corp.	4.750%	7/1/09	6,965	5,868
	International Lease Finance Corp.	4.875%	9/1/10	13,377	9,565
	International Lease Finance Corp.	5.125%	11/1/10	9,750	6,825
	International Lease Finance Corp.	4.950%	2/1/11	45,000	30,825
	International Lease Finance Corp.	5.450%	3/24/11	43,065	29,499
	International Lease Finance Corp.	5.750%	6/15/11	19,550	13,392
	International Lease Finance Corp.	4.750%	1/13/12	13,100	8,384
	International Lease Finance Corp.	6.375%	3/25/13	31,375	20,394
	iStar Financial Inc.	4.875%	1/15/09	34,560	28,685
[4]	SLM Corp.	3.675%	7/27/09	36,000	31,871
	SLM Corp.	4.500%	7/26/10	28,445	22,926

	Insurance (4.1%)
	Berkshire Hathaway Finance Corp.	4.500%	1/15/13	63,685	61,853
[5]	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	10,250	10,069
[3]	Chubb Corp.	6.375%	3/29/67	3,760	2,413
	Coventry Health Care Inc.	5.875%	1/15/12	2,375	2,027
[3]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	5,850	3,082
	Genworth Financial, Inc.	5.231%	5/16/09	25,300	19,987
[3]	ING Capital Funding Trust III	5.775%	12/8/49	11,170	6,276
[5]	ING Security Life Institutional Funding	4.250%	1/15/10	29,500	29,812
[5]	Jackson National Life Insurance Co.	3.500%	1/22/09	14,620	14,595
[5]	Jackson National Life Insurance Co.	5.375%	5/8/13	18,650	16,332
[5]	John Hancock Global Funding II	6.500%	3/1/11	8,000	8,124
[3,5]	Liberty Mutual Insurance Co.	7.000%	3/15/37	7,600	3,812
[3]	Lincoln National Corp.	6.050%	4/20/67	8,340	3,736
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	4,100	3,494
[4,5]	MassMutual Global Funding II	4.484%	4/21/11	117,100	115,545
[4,5]	MassMutual Global Funding II	2.975%	12/6/13	14,950	14,331
[4,5]	Merna Reinsurance Ltd.	5.512%	7/7/10	18,330	17,340
[4,5]	MetLife Global Funding I	2.967%	5/18/10	48,900	44,800
[4,5]	Monumental Global Funding II	4.380%	1/9/09	46,875	46,819
[5]	Monumental Global Funding II	4.375%	7/30/09	14,310	14,173
[5]	Monumental Global Funding II	4.625%	3/15/10	15,385	15,187
[5]	New York Life Global Funding	4.625%	8/16/10	9,360	9,385
[5]	New York Life Global Funding	5.250%	10/16/12	9,340	9,011
[3,5]	Oil Insurance Ltd.	7.558%	6/30/49	13,225	7,267
[5]	PRICOA Global Funding I	3.900%	12/15/08	42,325	42,142
[5]	PRICOA Global Funding I	4.200%	1/15/10	18,291	17,974
[5]	PRICOA Global Funding I	4.625%	6/25/12	5,000	4,365
[5]	Principal Life Global	4.400%	10/1/10	9,800	9,442
	Principal Life Income Funding	5.125%	3/1/11	29,400	27,921
[3]	Progressive Corp.	6.700%	6/15/37	7,320	4,700
	Safeco Corp.	4.875%	2/1/10	9,380	8,835
[3]	Travelers Cos. Inc.	6.250%	3/15/37	16,175	10,270
[4]	UnitedHealth Group, Inc.	2.891%	3/2/09	19,575	19,457
	UnitedHealth Group, Inc.	5.125%	11/15/10	18,750	18,022
	UnitedHealth Group, Inc.	5.250%	3/15/11	2,500	2,400
	UnitedHealth Group, Inc.	4.875%	2/15/13	9,330	8,206
	UnumProvident Corp.	5.859%	5/15/09	24,230	23,434

	WellPoint Inc.	4.250%	12/15/09	16,300	15,882
	Willis North America Inc.	5.125%	7/15/10	8,040	5,636
[5]	Xlliac Global Funding	4.800%	8/10/10	15,700	15,487
[3,5]	ZFS Finance USA Trust I	5.875%	5/9/32	14,625	8,994

	Other Finance (0.4%)
[4]	Paccar Financial Corp.	2.857%	5/17/10	70,325	69,739

	Real Estate Investment Trusts (1.5%)
	Arden Realty LP	5.200%	9/1/11	7,700	7,234
	AvalonBay Communities, Inc.	7.500%	12/15/10	4,220	4,133
	AvalonBay Communities, Inc.	5.500%	1/15/12	9,375	8,250
	Boston Properties, Inc.	6.250%	1/15/13	11,165	9,836
	Brandywine Operating Partnership	5.750%	4/1/12	17,190	15,248
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,330	6,618
	Developers Diversified Realty Corp.	5.375%	10/15/12	14,100	12,093
	Health Care Property Investors, Inc.	4.875%	9/15/10	24,350	22,871
	Health Care REIT, Inc.	8.000%	9/12/12	19,125	18,366
	HRPT Properties Trust	6.950%	4/1/12	29,100	26,146
	Kimco Realty Corp.	4.820%	8/15/11	14,035	12,144
	Liberty Property LP	6.375%	8/15/12	9,400	8,696
	ProLogis	5.250%	11/15/10	21,800	14,228
	ProLogis	5.500%	4/1/12	18,820	11,741
	Regency Centers LP	7.950%	1/15/11	4,700	4,640
	Simon Property Group Inc.	4.875%	3/18/10	27,900	26,470
	Simon Property Group Inc.	4.875%	8/15/10	17,950	16,776
	Simon Property Group Inc.	5.300%	5/30/13	22,000	18,355
	United Dominion Realty Trust	6.500%	6/15/09	6,350	5,414
[5]	Westfield Capital Corp.	4.375%	11/15/10	18,930	18,154
					5,356,437
Industrial (23.6%)
	Basic Industry (1.3%)
	Air Products & Chemicals Inc.	4.150%	2/1/13	12,400	11,455
	Alcoa, Inc.	6.000%	7/15/13	23,250	20,007
[5]	ArcelorMittal	5.375%	6/1/13	37,250	30,427
	Arcelormittal	6.500%	4/15/14	8,800	7,458
	Barrick Gold Finance Inc.	6.125%	9/15/13	23,250	21,074
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	20,325	19,419
	International Paper Co.	7.950%	6/15/18	7,250	5,822
	Lubrizol Corp.	5.875%	12/1/08	10,920	10,927
	Lubrizol Corp.	4.625%	10/1/09	28,128	27,028
	PPG Industries, Inc.	5.750%	3/15/13	15,860	14,746
	Rio Tinto Finance USA Ltd.	5.875%	7/15/13	23,250	20,254
	Rohm & Haas Co.	5.600%	3/15/13	20,585	19,099
	Weyerhaeuser Co.	6.750%	3/15/12	9,790	8,509
[4,5]	Xstrata Finance Dubai Ltd.	3.154%	11/13/09	14,750	14,623

	Capital Goods (2.7%)
	Allied Waste North America Inc.	6.875%	6/1/17	9,125	7,939
[5]	BAE Systems Holdings Inc.	4.750%	8/15/10	33,386	33,459
[3,5]	C8 Capital SPV Ltd.	6.640%	12/15/49	5,600	2,553
[4]	Caterpillar Financial Services Corp.	2.852%	8/11/09	74,100	71,809

	Caterpillar Financial Services Corp.	4.300%	6/1/10	1,000	967
	Caterpillar Financial Services Corp.	4.250%	2/8/13	29,100	26,272
	CRH America Inc.	5.625%	9/30/11	28,825	26,186
	Harsco Corp.	5.125%	9/15/13	8,000	7,701
[4]	Honeywell International, Inc.	3.585%	7/27/09	9,800	9,792
	Honeywell International, Inc.	6.125%	11/1/11	8,238	8,362
	Honeywell International, Inc.	4.250%	3/1/13	14,000	13,144
[5]	Hutchison Whampoa International Ltd.	5.450%	11/24/10	23,200	22,366
	Ingersoll-Rand GL Holding Company	6.000%	8/15/13	23,225	21,650
	John Deere Capital Corp.	4.875%	3/16/09	7,915	7,894
[4]	John Deere Capital Corp.	4.925%	10/16/09	35,000	33,330
	John Deere Capital Corp.	5.400%	4/7/10	3,300	3,262
	L-3 Communications Corp.	7.625%	6/15/12	2,325	2,151
	L-3 Communications Corp.	6.125%	7/15/13	1,550	1,345
	L-3 Communications Corp.	5.875%	1/15/15	5,600	4,508
	Lafarge SA	6.150%	7/15/11	1,875	1,627
	Lockheed Martin Corp.	4.121%	3/14/13	4,675	4,296
[4]	Martin Marietta Material	3.615%	4/30/10	18,750	18,207
[3,5]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	6,667	6,714
	Northrop Grumman Corp.	8.000%	10/15/09	5,400	5,425
	Northrop Grumman Corp.	7.125%	2/15/11	9,375	9,522
[5]	Oakmont Asset Trust	4.514%	12/22/08	16,110	16,055
	Raytheon Co.	4.850%	1/15/11	15,770	15,412
	Roper Industries Inc.	6.625%	8/15/13	13,925	14,227
[4]	Textron Financial Corp.	4.919%	1/12/09	39,170	38,983
	Textron Financial Corp.	4.600%	5/3/10	11,750	10,670
	Textron Financial Corp.	5.400%	4/28/13	14,470	11,596
	Tyco International Group SA	6.375%	10/15/11	9,765	8,830
	Vulcan Materials Co.	6.300%	6/15/13	7,275	6,866

	Communication (5.9%)
	America Movil SA de C.V.	4.125%	3/1/09	15,625	15,469
	AT&T Inc.	4.125%	9/15/09	64,970	64,350
[4]	AT&T Inc.	2.894%	2/5/10	35,200	33,138
	AT&T Inc.	7.300%	11/15/11	47,673	48,286
	AT&T Inc.	4.950%	1/15/13	37,900	35,171
	British Sky Broadcasting Corp.	6.875%	2/23/09	4,750	4,697
	British Sky Broadcasting Corp.	8.200%	7/15/09	47,967	47,342
	British Telecommunications PLC	8.625%	12/15/10	68,983	68,435
	Comcast Cable Communications, Inc.	6.750%	1/30/11	35,372	34,443
	Comcast Corp.	5.850%	1/15/10	33,312	32,617
	Comcast Corp.	5.500%	3/15/11	29,190	28,005
	Cox Communications, Inc.	7.875%	8/15/09	21,348	21,142
	Cox Communications, Inc.	4.625%	1/15/10	13,400	12,691
	Cox Communications, Inc.	4.625%	6/1/13	4,530	3,805
[5]	Cox Enterprises, Inc.	7.875%	9/15/10	12,000	11,841
	Deutsche Telekom International Finance	8.500%	6/15/10	23,455	23,055
	Deutsche Telekom International Finance	5.875%	8/20/13	29,250	26,572
	France Telecom	7.750%	3/1/11	76,983	76,158
[4]	Gannett Co., Inc.	3.011%	5/26/09	24,500	22,598
[3]	NYNEX Corp.	9.550%	5/1/10	4,158	4,280

	Telecom Italia Capital	4.000%	1/15/10	35,850	32,989
	Telecom Italia Capital	4.875%	10/1/10	19,700	17,867
	Telefonica Emisiones SAU	5.984%	6/20/11	60,400	57,742
	Telefonica Europe BV	7.750%	9/15/10	9,913	9,624
	Telefonos de Mexico SA	4.500%	11/19/08	58,830	58,536
	Telefonos de Mexico SA	4.750%	1/27/10	18,730	17,840
	Time Warner Cable Inc.	5.400%	7/2/12	12,250	10,979
	Time Warner Cable Inc.	6.200%	7/1/13	27,725	24,799
	Verizon Communications Corp.	5.250%	4/15/13	24,000	22,486
	Verizon Communications Corp.	5.500%	2/15/18	19,525	16,347
	Verizon Global Funding Corp.	7.250%	12/1/10	39,430	39,415
	Verizon Global Funding Corp.	6.875%	6/15/12	18,725	18,289
[5]	Vivendi	5.750%	4/4/13	18,225	17,193
	Vodafone AirTouch PLC	7.750%	2/15/10	47,902	47,203
	Vodafone Group PLC	5.500%	6/15/11	24,250	22,968

	Consumer Cyclical (3.9%)
[4,5]	American Honda Finance	2.864%	5/12/09	29,400	29,326
[5]	American Honda Finance	5.125%	12/15/10	24,390	24,058
[5]	American Honda Finance	4.625%	4/2/13	18,650	17,052
	Autozone, Inc.	6.500%	1/15/14	18,175	15,434
[5]	Best Buy Co.	6.750%	7/15/13	14,500	14,230
	Centex Corp.	5.800%	9/15/09	9,380	8,348
	Centex Corp.	7.875%	2/1/11	5,040	4,208
	CVS Caremark Corp.	4.000%	9/15/09	9,500	9,234
	CVS Caremark Corp.	5.750%	8/15/11	10,000	9,514
[3]	CVS Caremark Corp.	6.302%	6/1/37	16,400	9,005
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	29,480	25,648
	DaimlerChrysler North America Holding Corp.	8.000%	6/15/10	4,670	4,086
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	11,850	9,124
	Darden Restaurants Inc.	5.625%	10/15/12	6,540	5,490
	Federated Department Stores, Inc.	6.300%	4/1/09	16,875	16,533
	Federated Retail Holding	5.350%	3/15/12	20,092	15,016
	Gamestop Corp.	8.000%	10/1/12	8,750	8,138
[5]	Harley-Davidson Funding Corp.	5.250%	12/15/12	10,950	9,922
[5]	Harley-Davidson Inc.	5.000%	12/15/10	9,300	9,223
	Harrah's Entertainment Inc.	7.875%	3/15/10	5,425	2,821
	International Speedway Corp.	4.200%	4/15/09	25,770	25,612
	J.C. Penney Co., Inc.	8.000%	3/1/10	2,400	2,302
	J.C. Penney Co., Inc.	9.000%	8/1/12	25,811	23,366
	K. Hovnanian Enterprises	6.250%	1/15/16	7,710	2,429
	KB Home	6.375%	8/15/11	8,750	6,913
	KB Home	7.250%	6/15/18	2,200	1,540
	Lennar Corp.	5.125%	10/1/10	5,300	4,055
	Lennar Corp.	5.950%	10/17/11	6,550	4,454
	Lowe's Cos., Inc.	8.250%	6/1/10	8,600	8,828
	Lowe's Cos., Inc.	5.600%	9/15/12	18,275	17,144
	Macy's Retail Holdings Inc.	4.800%	7/15/09	22,297	21,328
	Macys Retail Holdings Inc.	5.950%	11/1/08	17,020	17,017

	Macys Retail Holdings Inc.	6.625%	4/1/11	17,146	14,340
	McDonald's Corp.	4.300%	3/1/13	13,325	12,681
	MDC Holdings Inc.	7.000%	12/1/12	5,385	4,851
	MGM Mirage, Inc.	8.500%	9/15/10	5,600	3,864
	MGM Mirage, Inc.	6.750%	4/1/13	3,825	2,572
	MGM Mirage, Inc.	5.875%	2/27/14	4,000	2,370
[5]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	28,250	28,045
[5]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	39,200	38,864
	Royal Caribbean Cruises	7.000%	6/15/13	11,500	8,050
	Royal Caribbean Cruises	6.875%	12/1/13	2,320	1,578
	Target Corp.	5.125%	1/15/13	9,340	8,641
	Tenneco Automotive Inc.	8.625%	11/15/14	4,400	2,068
[4]	The Walt Disney Co.	4.705%	7/16/10	19,550	18,777
	The Walt Disney Co.	5.700%	7/15/11	3,750	3,766
	The Walt Disney Co.	6.375%	3/1/12	1,900	1,923
[4]	Time Warner, Inc.	3.034%	11/13/09	29,500	27,282
	Time Warner, Inc.	6.875%	5/1/12	4,665	4,152
	Toll Corp.	8.250%	2/1/11	2,305	2,005
[3]	Toyota Motor Credit Corp.	2.750%	8/6/09	2,291	2,282
[4]	Viacom Inc.	3.169%	6/16/09	34,200	32,544
	Viacom Inc.	5.750%	4/30/11	3,900	3,510
	Wal-Mart Stores, Inc.	4.250%	4/15/13	13,175	12,723
	Wal-Mart Stores, Inc.	4.550%	5/1/13	2,900	2,832
	Walgreen Co.	4.875%	8/1/13	33,650	32,805
	Western Union Co.	5.400%	11/17/11	19,500	18,787
	Yum! Brands, Inc.	8.875%	4/15/11	6,800	6,846

	Consumer Noncyclical (3.8%)
	Abbott Laboratories	3.750%	3/15/11	6,550	6,441
	Abbott Laboratories	5.600%	5/15/11	6,345	6,484
	Abbott Laboratories	5.150%	11/30/12	14,500	14,358
	AmerisourceBergen Corp.	5.625%	9/15/12	12,420	11,275
	Amgen Inc.	4.000%	11/18/09	37,950	37,552
	Baxter Finco, BV	4.750%	10/15/10	21,300	20,857
	Becton, Dickinson & Co.	7.150%	10/1/09	4,900	4,921
	Biogen Idec Inc.	6.000%	3/1/13	27,065	26,940
[4]	Cardinal Health, Inc.	4.322%	10/2/09	18,725	18,301
[5]	Cargill Inc.	3.625%	3/4/09	25,180	25,101
[5]	Cargill Inc.	5.200%	1/22/13	18,650	17,141
	Coca-Cola Enterprises Inc.	5.000%	8/15/13	20,400	19,422
[5]	Cosan Finance Ltd.	7.000%	2/1/17	4,560	2,599
	Covidien International	5.150%	10/15/10	18,680	18,403
	Diageo Capital PLC	5.125%	1/30/12	1,000	954
	Diageo Capital PLC	5.200%	1/30/13	6,540	6,100
[4]	General Mills, Inc.	4.189%	1/22/10	28,100	27,813
	General Mills, Inc.	5.650%	9/10/12	14,030	13,504
	General Mills, Inc.	5.250%	8/15/13	15,800	14,800
	GlaxoSmithKline Capital Inc.	4.850%	5/15/13	24,565	23,252
	H.J. Heinz Co.	5.350%	7/15/13	7,275	6,740
	Hormel Foods Corp.	6.625%	6/1/11	8,900	9,090
	Hospira, Inc.	4.950%	6/15/09	19,000	18,865
[4]	Hospira, Inc.	4.242%	3/30/10	12,594	12,221

	Kellogg Co.	5.125%	12/3/12	9,770	9,372
	Kellogg Co.	4.250%	3/6/13	14,000	12,706
	Kraft Foods, Inc.	4.125%	11/12/09	30,550	30,022
	Kraft Foods, Inc.	5.625%	8/11/10	14,050	14,032
	Kroger Co.	7.250%	6/1/09	18,442	18,343
	Kroger Co.	6.200%	6/15/12	2,800	2,730
	Kroger Co.	5.000%	4/15/13	16,800	15,540
	Land O'Lakes Inc.	9.000%	12/15/10	1,590	1,582
	Medco Health Solutions	6.125%	3/15/13	29,250	26,005
	Medtronic Inc.	4.375%	9/15/10	18,800	18,441
	Molson Coors Capital Finance	4.850%	9/22/10	6,575	6,584
	PepsiAmericas Inc.	6.375%	5/1/09	10,170	10,263
	PepsiAmericas Inc.	5.625%	5/31/11	4,890	5,026
	Pepsico, Inc.	4.650%	2/15/13	7,870	7,565
	Philips Electronics NV	4.625%	3/11/13	14,000	12,518
	Quest Diagnostic, Inc.	5.125%	11/1/10	9,400	9,287
	Reynolds American Inc.	7.625%	6/1/16	3,050	2,608
[4,5]	SABMiller PLC	4.183%	7/1/09	14,675	14,628
[5]	SABMiller PLC	6.200%	7/1/11	27,465	27,086
	Safeway, Inc.	4.950%	8/16/10	13,675	13,772
	Smithfield Foods, Inc.	7.750%	7/1/17	6,050	3,811
	Sysco Corp.	4.200%	2/12/13	9,330	8,681
	Whirlpool Corp.	5.500%	3/1/13	14,000	12,917
	Wyeth	6.950%	3/15/11	17,420	17,720

	Energy (2.0%)
	Anadarko Finance Co.	6.750%	5/1/11	15,531	15,161
	Canadian Natural Resources	6.700%	7/15/11	9,575	9,385
	Canadian Natural Resources	5.150%	2/1/13	14,020	12,619
[5]	Canadian Oil Sands	4.800%	8/10/09	13,090	13,030
	Conoco Funding Co.	6.350%	10/15/11	27,470	27,600
	ConocoPhillips	8.750%	5/25/10	31,205	32,743
	ConocoPhillips	9.375%	2/15/11	15,375	16,411
	Devon Financing Corp.	6.875%	9/30/11	40,580	40,162
[5]	GS-Caltex Oil Corp.	5.500%	10/15/15	8,300	6,665
	Kerr McGee Corp.	6.875%	9/15/11	40,130	39,777
	Marathon Oil Corp.	6.125%	3/15/12	24,585	23,163
[3,5]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	5,800	5,083
[3,5]	PF Export Receivables Master Trust	3.748%	6/1/13	6,405	6,198
[3,5]	PF Export Receivables Master Trust	6.436%	6/1/15	12,070	12,156
	Transocean Inc.	5.250%	3/15/13	2,331	2,113
	Valero Energy Corp.	3.500%	4/1/09	11,600	11,422
	Weatherford International Inc.	5.950%	6/15/12	11,150	10,034
	Weatherford International Inc.	5.150%	3/15/13	16,800	14,616
	XTO Energy, Inc.	5.000%	8/1/10	27,850	27,410
	XTO Energy, Inc.	5.900%	8/1/12	28,225	26,405

	Other Industrial (0.0%)
	Thermo Electron Corp.	5.000%	6/1/15	6,730	5,933
	Technology (1.9%)
	Agilent Technologies Inc.	6.500%	11/1/17	8,325	6,851
	Cisco Systems Inc.	5.250%	2/22/11	19,975	19,973

[5]	Dell Inc.	4.700%	4/15/13	37,220	33,705
	Dun & Bradstreet Corp.	6.000%	4/1/13	25,100	24,188
	Fiserv, Inc.	6.125%	11/20/12	24,370	21,460
[4]	Hewlett-Packard Co.	2.879%	6/15/10	23,450	22,206
	International Business Machines Corp.	4.950%	3/22/11	40,650	40,657
	International Business Machines Corp.	4.750%	11/29/12	7,950	7,729
	Intuit Inc.	5.400%	3/15/12	9,375	8,534
	Lexmark International Inc.	5.900%	6/1/13	18,550	18,307
[4]	Oracle Corp.	2.864%	5/14/10	93,775	88,454
	Oracle Corp.	4.950%	4/15/13	19,513	18,310
	Pitney Bowes, Inc.	5.000%	3/15/15	14,170	12,101
	Xerox Corp.	6.875%	8/15/11	11,395	9,400

	Transportation (2.1%)
[3]	American Airlines, Inc.	3.857%	7/9/10	6,621	5,363
	American Airlines, Inc.	6.817%	5/23/11	7,453	4,919
	American Airlines, Inc.	7.858%	10/1/11	15,885	12,867
	Burlington Northern Santa Fe Corp.	5.900%	7/1/12	14,700	14,198
	Canadian National Railway Co.	4.250%	8/1/09	3,000	2,961
	Canadian National Railway Co.	6.375%	10/15/11	4,500	4,407
	Continental Airlines, Inc.	7.056%	9/15/09	4,173	3,839
[3]	Continental Airlines, Inc.	6.648%	9/15/17	2,977	2,307
[3]	Continental Airlines, Inc.	6.900%	1/2/18	3,069	2,485
[3]	Continental Airlines, Inc.	9.798%	4/1/21	8,010	5,367
	CSX Corp.	4.875%	11/1/09	5,740	5,500
	CSX Corp.	6.750%	3/15/11	16,800	16,319
	Delta Air Lines, Inc.	7.570%	11/18/10	45,690	37,009
[3]	Delta Air Lines, Inc.	6.821%	8/10/22	10,228	6,648
[3]	Delta Air Lines, Inc.	8.021%	8/10/22	5,073	2,841
[4,5]	ERAC USA Finance Co.	3.715%	4/30/09	9,400	9,242
[4,5]	ERAC USA Finance Co.	3.059%	8/28/09	19,500	18,917
[5]	ERAC USA Finance Co.	7.950%	12/15/09	12,270	12,032
[5]	ERAC USA Finance Co.	8.000%	1/15/11	8,400	8,453
	FedEx Corp.	3.500%	4/1/09	32,895	32,300
	FedEx Corp.	5.500%	8/15/09	28,425	27,657
	Greenbrier Co. Inc.	8.375%	5/15/15	9,113	6,835
[3,4]	JetBlue Airways Corp.	5.904%	11/15/08	1,237	1,235
[3,4]	JetBlue Airways Corp.	3.194%	12/15/13	16,285	13,461
[4]	JetBlue Airways Corp.	3.239%	3/15/14	25,765	17,237
[4]	JetBlue Airways Corp.	3.254%	11/15/16	19,135	12,047
	Norfolk Southern Corp.	8.625%	5/15/10	10,290	11,002
	Norfolk Southern Corp.	6.750%	2/15/11	16,300	15,974
	Norfolk Southern Corp.	5.257%	9/17/14	10,806	9,686
	Ryder System Inc.	6.000%	3/1/13	18,660	15,502
	TFM SA de CV	9.375%	5/1/12	2,000	1,680
	Union Pacific Corp.	3.625%	6/1/10	19,320	19,352
	Union Pacific Corp.	5.450%	1/31/13	4,680	4,352
[3]	United Air Lines Inc.	7.186%	4/1/11	9,175	8,717
					4,138,941

Utilities (5.0%)
	Electric (3.4%)
[5]	AES Panama SA	6.350%	12/21/16	8,500	6,422
[4]	Alabama Power Co.	3.001%	8/25/09	20,990	20,237
	Alabama Power Co.	4.850%	12/15/12	6,840	6,445
	American Water Capital Corp.	6.085%	10/15/17	29,200	22,733
	Appalachian Power Co.	5.650%	8/15/12	16,870	16,139
	Carolina Power & Light Co.	6.500%	7/15/12	11,832	11,174
	Carolina Power & Light Co.	5.125%	9/15/13	4,650	4,383
	Commonwealth Edison Co.	6.150%	3/15/12	4,000	3,805
	Consumers Energy Co.	4.800%	2/17/09	10,783	10,746
	Consumers Energy Co.	4.400%	8/15/09	9,370	9,280
	Consumers Energy Co.	4.000%	5/15/10	22,567	21,848
[3]	Dominion Resources, Inc.	6.300%	9/30/66	37,740	19,067
[5]	EDP Finance BV	5.375%	11/2/12	14,750	13,699
	Entrergy Arkansas Inc.	5.400%	8/1/13	9,280	8,335
	FirstEnergy Corp.	6.450%	11/15/11	7,750	7,329
	Florida Power Corp.	4.500%	6/1/10	14,775	14,562
[4]	FPL Group Capital, Inc.	3.696%	6/17/11	23,250	22,088
[5]	FPL Group Capital, Inc.	7.590%	7/10/18	18,875	18,396
[3]	FPL Group Capital, Inc.	6.350%	10/1/66	8,820	5,083
[3,5]	GWF Energy LLC	6.131%	12/30/11	5,782	5,917
[5]	Israel Electric Corp. Ltd.	7.250%	1/15/19	5,500	4,495
	MidAmerican Energy Co.	5.650%	7/15/12	32,800	31,871
	National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	12,700	11,316
	Nevada Power Co.	6.500%	4/15/12	8,150	7,865
	Northeast Utilities	7.250%	4/1/12	16,385	16,397
	Northeast Utilities	5.650%	6/1/13	23,250	21,847
	Northern States Power Co.	4.750%	8/1/10	7,350	7,263
	Northern States Power Co.	8.000%	8/28/12	20,650	20,699
	NStar Electric Co.	4.875%	10/15/12	5,480	5,290
	Ohio Power Co.	5.300%	11/1/10	10,030	9,770
	Oncor Electric Delivery Co.	5.950%	9/1/13	18,570	16,882
	Pacific Gas & Electric Co.	4.200%	3/1/11	11,950	11,299
	PECO Energy Co.	5.950%	11/1/11	13,500	13,565
[4]	Pepco Holdings, Inc.	3.435%	6/1/10	11,510	11,267
	PPL Capital Funding, Inc.	4.330%	3/1/09	34,242	33,835
[3]	PPL Capital Funding, Inc.	6.700%	3/30/67	20,650	13,545
	PPL Electric Utilities Corp.	6.250%	8/15/09	19,070	18,984
	Public Service Co. of Colorado	6.875%	7/15/09	22,758	22,872
	Sierra Pacific Power Co.	5.450%	9/1/13	9,280	8,426
[4]	Southern California Edison Co.	2.891%	2/2/09	7,500	7,441
	Southern California Edison Co.	7.625%	1/15/10	7,150	7,206
	Tampa Electric Co.	6.875%	6/15/12	4,700	4,498
	Tampa Electric Co.	6.375%	8/15/12	7,459	7,158
	Wisconsin Electric Power Co.	6.000%	4/1/14	5,825	5,846
	Wisconsin Energy Corp.	6.500%	4/1/11	16,850	16,971

	Natural Gas (1.6%)
	AGL Capital Corp.	7.125%	1/14/11	9,900	10,030
[3]	Enbridge Energy Partners	8.050%	10/1/37	4,615	2,831
	Energy Transfer Partners LP	6.000%	7/1/13	9,350	8,230
	Enterprise Products Operating LP	5.650%	4/1/13	23,970	21,123

[3]	Enterprise Products Operating LP	8.375%	8/1/66	20,700	15,319
[5]	Gulf South Pipeline Co.	5.750%	8/15/12	23,400	22,019
	Kinder Morgan Energy Partners LP	6.750%	3/15/11	3,750	3,629
[5]	NGPL Pipeco LLC	6.514%	12/15/12	23,370	21,095
	ONEOK Partners, LP	8.875%	6/15/10	7,950	8,134
	ONEOK Partners, LP	5.900%	4/1/12	9,370	8,695
	Plains All American Pipeline LP	4.750%	8/15/09	26,800	26,823
[4,5]	Rockies Express Pipeline LLC	5.100%	8/20/09	61,500	61,529
[5]	Rockies Express Pipeline LLC	6.250%	7/15/13	9,250	8,843
	Southern Union Co.	6.089%	2/16/10	17,580	17,287
[3]	Southern Union Co.	7.200%	11/1/66	17,625	11,104
	Teppco Partners, LP	5.900%	4/15/13	36,800	32,978
[3]	Trans-Canada Pipelines	6.350%	5/15/67	7,500	5,131
					869,096
Total Corporate Bonds (Cost $16,904,473)					14,997,071
Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
[4]	Bank of Ireland	2.926%	12/18/09	61,800	61,141
	China Development Bank	8.250%	5/15/09	18,790	18,974
[5]	Export-Import Bank of Korea	4.125%	2/10/09	19,200	19,053
	Export-Import Bank of Korea	5.500%	10/17/12	17,800	17,020
[5]	Gaz Capital SA	6.212%	11/22/16	14,100	8,742
	Korea Development Bank	5.300%	1/17/13	18,675	15,308
[3]	Pemex Finance Ltd.	9.690%	8/15/09	8,200	8,210
	Petrobras International Finance	9.125%	7/2/13	5,587	5,699
	Petrobras International Finance	7.750%	9/15/14	1,600	1,512
[3,5]	Petroleum Export/Cayman	4.623%	6/15/10	11,472	11,589
[3,5]	Petroleum Export/Cayman	5.265%	6/15/11	14,898	14,883
[5]	Petronas Capital Ltd.	7.000%	5/22/12	20,700	19,924
[3,5]	Qatar Petroleum	5.579%	5/30/11	15,667	15,875
[3,5]	Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/09	7,496	7,358
[3,5]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	14,590	12,628
[5]	Taqa Abu Dhabi National Energy Co.	5.620%	10/25/12	9,400	7,867
[5]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	15,000	10,229
[5]	Trans Capital Investment	5.670%	3/5/14	25,475	14,775
Total Sovereign Bonds (Cost $240,302)					270,787
[4]	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	6.450%	10/15/12	47,450	45,127
	Louisiana Public Facs. Auth. Systems Rev.	4.500%	2/1/14	63,850	64,289
	New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)	7.500%	8/1/16	3,400	2,751
Total Taxable Municipal Bonds (Cost $114,557)					112,167
				Shares
Preferred Stock (0.9%)
	Aspen Insurance Holdings	7.401%		262,600	3,361
	Bank of America Corp.	5.908%		736,360	7,570
	Fannie Mae	5.948%		934,000	1,167
	General Electric Capital Corp.	6.450%		300,000	6,783
	Goldman Sachs Group, Inc.	6.050%		2,080,000	28,101

[6]	Lehman Brothers Holdings Cvt. Pfd.	0.00%	29,160	34
	Merrill Lynch & Co., Inc.	6.000%	152,000	1,477
	Santander Financial	6.800%	404,900	6,762
	Southern California Edison Co.	5.349%	1,285,390	94,516
	SunTrust Banks, Inc.	6.224%	369,500	5,358

	Zions Bancorp.	6.214%	293,775	3,011
Total Preferred Stocks (Cost $294,625)				158,140
Temporary Cash Investment (1.7%)
[7]	Vanguard Market Liquidity Fund (Cost $302,296)	2.217%	302,295,912	302,296

Total Investments (99.9%) (Cost $19,504,252)				17,506,651
Other Assets and Liabilities-Net (0.1%)				19,003
Net Assets (100%)				17,525,654

1	Securities with a value of $25,251,000 have been segregated as initial margin for open futures contracts.

2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Adjustable-rate security.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $2,702,574,000, representing 15.4% of net assets.

6	Non-income-producing security – security in default.
7	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

Short-Term Investment Grade Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $19,504,252,000. Net unrealized depreciation of investment securities for tax purposes was $1,997,601,000, consisting of unrealized gains of $44,834,000 on securities that had risen in value since their purchase and $2,042,435,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

			($000)
	Number of
	Long	Aggregate	Unrealized
	(Short	Settlement	Appreciation
Futures Contracts	Contracts)	Value	(Depreciation)
5-Year U.S. Treasury Note	(14,035)	1,589,573	(15,703)
2-Year U.S. Treasury Note	4,942	1,061,681	4,703
10-Year U.S. Treasury Note	(713)	80,625	1,640
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

Swap Contracts: The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

1		Dealer Footnote
At October 31, 2008, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer[1]	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold

Burlington Northern Santa Fe Corp.	6/20/12	DBS	18,400	0.400%	(144)
Johnson & Johnson	9/20/12	GS	18,345	0.070%	(240)
Johnson & Johnson	9/20/12	UBS	7,340	0.080%	(94)
Credit Protection Purchased
AT&T Inc.	6/20/13	GS	(12,700)	1.040%	418
Merrill Lynch	9/20/13	BOA	(14,700)	2.900%	(576)
					(636)

Interest Rate Swaps
Termination Date	Dealer[1]	Notional Amount ($000)	Fixed Interest Rate Received (Paid)	Floating Interest Rate Received (Paid)[2]	Unrealized Appreciation (Depreciation) ($000)

6/2/09	DBS	40,850	3.770%	(2.810%)	125
5/18/10	BZW	48,900	2.550%	(2.810%)	(325)
6/15/10	BZW	25,000	2.590%	(2.820%)	(137)
9/30/10	BZW	1,412,354	3.440%	(3.760%)	14,365
					14,028

1  BOA – Bank of America.
BZW – Barclays Capital Inc.
DBS – Deutsche Bank Securities
GS – Goldman Sachs Capital Markets
UBS – UBS AG

2  Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)
Level 1- Quoted prices	460,436	(9,360)
Level 2- Other significant observable inputs	17,046,215		13,392
Level 3- Significant unobservable inputs
Total	17,506,651	(9,360)	13,392

Vanguard Short-Term Federal Fund

Schedule of Investments

As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (96.2%)
Agency Bonds and Notes (80.6%)
[1]	Federal Home Loan Bank	3.875%	2/13/09	20,000	20,093
[1]	Federal Home Loan Bank	4.250%	5/15/09	19,640	19,812
[1]	Federal Home Loan Bank	3.500%	11/3/09	50,000	50,293
[1]	Federal Home Loan Bank	5.000%	3/12/10	50,000	51,244
[1]	Federal Home Loan Bank	5.250%	6/11/10	25,000	25,790
[1]	Federal Home Loan Bank	2.750%	6/18/10	35,000	34,669
[1]	Federal Home Loan Bank	3.500%	7/16/10	20,000	20,051
[1]	Federal Home Loan Bank	4.125%	8/13/10	39,000	39,535
[1]	Federal Home Loan Bank	4.750%	8/13/10	10,000	10,244
[1]	Federal Home Loan Bank	5.125%	9/10/10	75,000	77,407
[1]	Federal Home Loan Bank	3.375%	10/20/10	175,000	175,168
[1]	Federal Home Loan Bank	4.250%	11/15/10	15,750	16,085
[1]	Federal Home Loan Bank	3.250%	3/11/11	25,000	24,909
[1]	Federal Home Loan Bank	5.000%	3/11/11	23,350	24,181
[1]	Federal Home Loan Bank	5.000%	5/13/11	80,000	82,620
[1]	Federal Home Loan Bank	5.250%	6/10/11	29,105	30,263
[1]	Federal Home Loan Bank	3.625%	5/29/13	68,000	65,725
[1]	Federal Home Loan Bank	4.500%	9/16/13	35,000	35,012
[1]	Federal Home Loan Bank	3.625%	10/18/13	50,000	47,922
[1]	Federal Home Loan Mortgage Corp.	5.750%	3/15/09	11,500	11,647
[1]	Federal Home Loan Mortgage Corp.	5.000%	6/11/09	25,000	25,350
[1]	Federal Home Loan Mortgage Corp.	4.125%	11/30/09	135,000	136,033
[1]	Federal Home Loan Mortgage Corp.	7.000%	3/15/10	50,000	52,565
[1]	Federal Home Loan Mortgage Corp.	4.125%	7/12/10	16,975	17,211
[1]	Federal Home Loan Mortgage Corp.	6.875%	9/15/10	25,000	26,655
[1,2]	Federal Home Loan Mortgage Corp.	4.750%	10/4/10	25,000	25,682
[1]	Federal Home Loan Mortgage Corp.	5.125%	4/18/11	70,000	72,854
[1,2]	Federal Home Loan Mortgage Corp.	3.600%	5/20/11	40,000	39,764
[1]	Federal Home Loan Mortgage Corp.	5.250%	7/18/11	75,000	78,553
[1]	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	100,000	101,831

[1]	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	25,000	24,965
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	6/12/13	55,000	54,631
[1]	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	25,000	25,283
[1,2]	Federal Home Loan Mortgage Corp.	5.450%	11/21/13	50,000	50,065
[1,2]	Federal Home Loan Mortgage Corp.	5.375%	1/9/14	50,000	50,172
[1,2]	Federal National Mortgage Assn.	4.000%	1/26/09	50,000	50,232
[1]	Federal National Mortgage Assn.	4.875%	4/15/09	50,000	50,545
[1]	Federal National Mortgage Assn.	5.125%	7/13/09	25,000	25,412
[1,3]	Federal National Mortgage Assn.	7.250%	1/15/10	100,000	104,685
[1,2]	Federal National Mortgage Assn.	4.625%	6/1/10	100,000	102,170
[1]	Federal National Mortgage Assn.	4.375%	9/13/10	40,000	40,818
[1]	Federal National Mortgage Assn.	5.125%	4/15/11	50,000	51,960
[1]	Federal National Mortgage Assn.	6.000%	5/15/11	100,000	106,004
[1]	Federal National Mortgage Assn.	5.000%	2/16/12	25,000	25,994
[1]	Federal National Mortgage Assn.	4.875%	5/18/12	202,000	207,640
[1]	Federal National Mortgage Assn.	4.750%	11/19/12	100,000	102,245
[1]	Federal National Mortgage Assn.	3.625%	2/12/13	25,000	24,450
[1,2]	Federal National Mortgage Assn.	4.000%	4/1/13	50,000	48,993
[1,2]	Federal National Mortgage Assn.	4.000%	4/17/13	77,865	76,224
	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,546
					2,679,202

Conventional Mortgage-Backed Securities (12.0%)
[1,2]	Federal Home Loan Mortgage Corp.	4.500%	7/1/23	24,684	23,489
[1,2]	Federal Home Loan Mortgage Corp.	5.000%	5/1/23–8/1/23	79,041	77,200
[1,2]	Federal Home Loan Mortgage Corp.	5.500%	2/1/16–9/1/23	42,450	42,494
[1,2]	Federal Home Loan Mortgage Corp.	6.000%	1/1/23	25,263	25,436
[1,2]	Federal Home Loan Mortgage Corp.	6.500%	9/1/11	332	335
[1,2]	Federal National Mortgage Assn.	5.000%	8/1/20–7/1/22	145,567	142,555

[1,2]	Federal National Mortgage Assn.	5.500%	11/1/21–12/1/22	64,862	64,752
[1,2]	Federal National Mortgage Assn.	6.000%	4/1/17	7,553	7,688
[1,2]	Federal National Mortgage Assn.	6.500%	10/1/10–9/1/16	12,815	13,237
[1,2]	Federal National Mortgage Assn.	7.500%	3/1/15–8/1/15	549	567
[1,2]	Federal National Mortgage Assn.	8.000%	10/1/14–9/1/15	2,302	2,403
					400,156

Nonconventional Mortgage-Backed Securities (3.6%)
[1,2]	Federal Home Loan Mortgage Corp.	5.561%	8/1/33	3,052	3,029
[1,2]	Federal Home Loan Mortgage Corp.	6.001%	5/1/36	8,168	8,203
[1,2]	Federal National Mortgage Assn.	3.735%	6/1/33	5,224	5,094
[1,2]	Federal National Mortgage Assn.	4.261%	8/1/34	4,862	4,792
[1,2]	Federal National Mortgage Assn.	4.326%	6/1/34	20,922	20,714
[1,2]	Federal National Mortgage Assn.	4.351%	7/1/33	2,502	2,481
[1,2]	Federal National Mortgage Assn.	4.871%	7/1/33	6,759	6,668
[1,2]	Federal National Mortgage Assn.	5.017%	8/1/33	1,117	1,118
[1,2]	Federal National Mortgage Assn.	5.033%	10/1/33	6,065	6,034
[1,2]	Federal National Mortgage Assn.	5.131%	9/1/33	14,559	14,559
[1,2]	Federal National Mortgage Assn.	5.273%	9/1/33	6,067	6,056
[1,2]	Federal National Mortgage Assn.	5.406%	8/1/33	5,526	5,542
[1,2]	Federal National Mortgage Assn.	5.510%	8/1/33	3,373	3,473
[1,2]	Federal National Mortgage Assn.	6.306%	9/1/36	15,468	15,646

[1,2]	Federal National Mortgage Assn.	6.406%	9/1/36	14,068	14,275
					117,684
Total U.S. Government and Agency Obligations (Cost $3,194,876)					3,197,042
Temporary Cash Investments (2.8%)
Repurchase Agreements
	Barclays Capital Inc. (Dated 10/31/08, Repurchase Value $53,001,000, collateralized by Federal Home Loan Bank 6.500%, 8/14/09, Federal Home Loan Mortgage Corp. 2.875%-5.000%, 6/11/09-7/15/14, Federal Home Loan Mortgage Corp. Discount Note 12/1/08, Federal National Mortgage Assn. 4.750%-6.250%,3/12/10-5/15/29, and Federal National Mortgage Assn. Discount Note 11/4/08)	0.200%	11/3/08	53,000	53,000
	UBS Securities LLC (Dated 10/31/08, Repurchase Value $40,730,000, collateralized by Federal Home Loan Mortgage Corp. 5.750%-6.000%, 6/15/11-1/15/12)	0.200%	11/3/08	40,729	40,729
Total Temporary Cash Investments (Cost $93,729)					93,729
Total Investments (99.0%) (Cost $3,288,605)					3,290,771
Other Assets and Liabilities-Net (1.0%)					34,672
Net Assets (100%)					3,325,443

1	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Securities with a value of $7,590,000 have been segregated as initial margin for open futures contracts.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $3,288,605,000. Net unrealized appreciation of investment securities for tax purposes was $2,166,000, consisting of unrealized gains of $19,782,000 on securities that had risen in value since their purchase and $17,616,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts)	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
5-Year U.S. Treasury Note	(3049)	345,323	(3,549)
2-Year U.S. Treasury Note	(298)	64,019	74
10-Year U.S. Treasury Note	(91)	10,290	209
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	(3,266)
Level 2- Other significant observable inputs	3,290,771	-
Level 3- Significant unobservable inputs	-	-
Total	3,290,771	(3,266)

Vanguard Long-Term Treasury Fund

Schedule of Investments

As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.5%)
U. S. Government Securities (87.8%)
	U.S. Treasury Bond	8.500%	2/15/20	5,000	6,647
	U.S. Treasury Bond	8.750%	5/15/20	19,360	26,212
	U.S. Treasury Bond	8.750%	8/15/20	124,000	168,000
	U.S. Treasury Bond	7.875%	2/15/21	226,581	289,704
	U.S. Treasury Bond	8.125%	5/15/21	54,875	71,638
	U.S. Treasury Bond	8.125%	8/15/21	32,000	41,825
	U.S. Treasury Bond	8.000%	11/15/21	35,400	45,981
	U.S. Treasury Bond	7.250%	8/15/22	95,500	117,823
	U.S. Treasury Bond	7.125%	2/15/23	93,000	114,186
	U.S. Treasury Bond	6.250%	8/15/23	126,500	144,428
	U.S. Treasury Bond	6.875%	8/15/25	54,000	67,146
[1]	U.S. Treasury Bond	6.000%	2/15/26	508,200	579,033
	U.S. Treasury Bond	6.750%	8/15/26	59,000	72,672
	U.S. Treasury Bond	6.500%	11/15/26	25,050	30,185
	U.S. Treasury Bond	6.625%	2/15/27	106,000	129,817
	U.S. Treasury Bond	6.375%	8/15/27	122,650	146,720
	U.S. Treasury Bond	6.125%	11/15/27	99,000	115,567
	U.S. Treasury Bond	5.500%	8/15/28	10,000	10,911
	U.S. Treasury Bond	5.250%	11/15/28	26,000	27,625
	U.S. Treasury Bond	5.250%	2/15/29	56,500	60,075
	U.S. Treasury Bond	6.125%	8/15/29	163,800	193,872
	U.S. Treasury Bond	5.375%	2/15/31	205,595	224,419
	U.S. Treasury Inflation-Indexed Bond	3.625%	4/15/28	37,000	51,270
	U.S. Treasury Inflation-Indexed Bond	3.875%	4/15/29	45,000	63,672
					2,799,428
Agency Notes (1.9%)
	Private Export Funding Corp.	4.950%	11/15/15	60,000	60,421
Conventional Mortgage-Backed Securities (7.8%)
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	8/1/38	16,000	15,168
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	2/1/38–9/1/38	107,841	105,230
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	6/1/38–7/1/38	101,490	101,348
[2,3]	Federal National Mortgage Assn.	5.000%	7/1/38	16,000	15,166
[2,3]	Federal National Mortgage Assn.	5.500%	8/1/38	11,000	10,753
					247,665
Total U.S. Government and Agency Obligations (Cost $3,060,134)					3,107,514

Temporary Cash Investment (1.5%)
Repurchase Agreement (1.5%)
	UBS Securities LLC (Dated 10/31/08, Repurchase Value $46,656,000, collateralized by Federal Home Loan Mortgage Corp. 6.000%, 6/15/11) (Cost $46,655)	0.200%	11/3/08	46,655	46,655
Total Investments (99.0%) (Cost $3,106,789)					3,154,169
Other Assets and Liabilities-Net (1.0%)					32,750
Net Assets (100%)					3,186,919

1	Securities with a value of $4,330,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $3,120,170,000. Net unrealized appreciation of investment securities for tax purposes was $33,999,000, consisting of unrealized gains of $84,362,000 on securities that had risen in value since their purchase and $50,363,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
30-Year U.S. Treasury Bond	990	111,994	(2,244)
5-Year U.S. Treasury Note	399	45,190	388
10-Year U.S. Treasury Note	78	8,820	(311)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Short-Term Treasury Fund

Schedule of Investments
As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (97.9%)
U. S. Government Securities (82.6%)
	U.S. Treasury Bill	1.616%	6/4/09	100,000	99,340
	U.S. Treasury Inflation-Indexed Note	0.625%	4/15/13	146,100	136,766
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/14	60,000	64,917
	U.S. Treasury Note	4.500%	2/15/09	300,000	303,093
	U.S. Treasury Note	4.500%	3/31/09	160,000	162,325
	U.S. Treasury Note	3.125%	4/15/09	425,000	428,918
	U.S. Treasury Note	4.500%	4/30/09	333,000	338,568
	U.S. Treasury Note	4.875%	5/15/09	271,000	276,165
	U.S. Treasury Note	4.875%	5/31/09	210,000	214,332
	U.S. Treasury Note	4.875%	8/15/09	360,000	369,619
	U.S. Treasury Note	6.000%	8/15/09	150,000	155,344
	U.S. Treasury Note	3.625%	10/31/09	320,000	326,749
	U.S. Treasury Note	3.125%	11/30/09	95,000	96,618
	U.S. Treasury Note	3.250%	12/31/09	140,000	142,734
	U.S. Treasury Note	6.500%	2/15/10	50,000	53,117
	U.S. Treasury Note	2.000%	2/28/10	50,000	50,328
	U.S. Treasury Note	2.375%	8/31/10	120,000	121,876
	U.S. Treasury Note	4.875%	7/31/11	28,250	30,651
	U.S. Treasury Note	4.625%	10/31/11	70,200	75,937
	U.S. Treasury Note	4.500%	11/30/11	192,000	207,360
	U.S. Treasury Note	4.625%	2/29/12	62,000	67,348
	U.S. Treasury Note	4.500%	3/31/12	122,000	131,875
	U.S. Treasury Note	4.500%	4/30/12	102,000	110,447
	U.S. Treasury Note	4.875%	6/30/12	85,000	93,407
[1]	U.S. Treasury Note	4.625%	7/31/12	190,000	207,427
	U.S. Treasury Note	2.875%	1/31/13	31,000	31,630
	U.S. Treasury Note	3.875%	2/15/13	323,000	341,169
	U.S. Treasury Note	2.750%	2/28/13	60,000	60,806
	U.S. Treasury Note	3.500%	5/31/13	383,000	397,002
	U.S. Treasury Note	3.125%	8/31/13	85,000	86,474
	U.S. Treasury Note	3.125%	9/30/13	190,000	193,057
					5,375,399
Agency Bonds and Notes (11.4%)
[2,3]	Federal Home Loan Bank	3.375%	8/13/10	200,000	200,378
[2,3]	Federal Home Loan Bank	3.375%	10/20/10	100,000	100,096
[2,3]	Federal Home Loan Mortgage Corp.	4.125%	10/18/10	100,000	101,852
[2,3]	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	85,000	87,578
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	6/15/11	20,000	21,274

[2,3]	Federal National Mortgage Assn.	2.875%	10/12/10	100,000	99,630
[2]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.450%	12/15/10	6,818	7,093
	Private Export Funding Corp.	6.670%	9/15/09	17,000	17,545
	Private Export Funding Corp.	7.200%	1/15/10	7,100	7,433
	Private Export Funding Corp.	7.250%	6/15/10	64,080	68,244

	Private Export Funding Corp.	6.070%	4/30/11	29,000	30,716
					741,839
Conventional Mortgage-Backed Securities (3.9%)
[2,3]	Federal Home Loan Mortgage Corp.	5.000%	3/1/38–9/1/38	27,000	25,594
[2,3]	Federal Home Loan Mortgage Corp.	5.500%	4/1/16–2/1/38	19,215	18,773
[2,3]	Federal Home Loan Mortgage Corp.	6.000%	3/1/38–10/1/38	169,155	168,903
[2,3]	Federal Home Loan Mortgage Corp.	7.000%	9/1/15–1/1/16	514	532
[2,3]	Federal National Mortgage Assn.	5.000%	8/1/38	27,000	25,592
[2,3]	Federal National Mortgage Assn.	5.500%	2/1/38	18,500	18,090
[2,3]	Federal National Mortgage Assn.	7.000%	11/1/15–3/1/16	1,372	1,418
				258,902
Total U.S. Government and Agency Obligations (Cost $6,316,865)				6,376,140
Temporary Cash Investments (1.6%)
Repurchase Agreements
	Barclays Capital Inc. (Dated 10/31/08, Repurchase Value $59,001,000, collateralized by Federal Home Loan Bank 4.375%, 3/17/10, Federal Home Loan Mortgage Corp. 4.000%-6.250%, 3/5/09-7/15/32, Federal Home Loan Mortgage Corp. Discount Note 6/22/09, and Federal National Mortgage Assn. 4.750%, 3/12/10)	0.200%	11/3/08	59,000	59,000
	UBS Securities LLC (Dated 10/31/08, Repurchase Value $42,607,000, collateralized by Federal Home Loan Mortgage Corp. 6.000%, 6/15/11)	0.200%	11/3/08	42,606	42,606
Total Temporary Cash Investments (Cost $101,606)					101,606
Total Investments (99.5%) (Cost $6,418,471)					6,477,746
Other Assets and Liabilities-Net (0.5%)					31,402
Net Assets (100%)					6,509,148

1				Securities with a value of $9,607,000 have been segregated as initial margin for open futures contracts.
2				The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3				The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $6,421,990,000. Net unrealized appreciation of investment securities for tax purposes was $55,756,000, consisting of unrealized gains of $79,688,000 on securities that had risen in value since their purchase and $23,932,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

			($000)
Futures Contracts	Number of Long (Short Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation
2-Year U.S. Treasury Note	(3,024)	649,640	(2,721)
5-Year U.S. Treasury Note	(1,498)	169,660	(2,149)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At October 31, 2008, 100% of the fund's investments were valued based on Level 2 inputs.

Vanguard Intermediate-Term Treasury Fund

Schedule of Investments

As of October 31, 2008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (96.8%)
U. S. Government Securities (83.0%)
	U.S. Treasury Bill	1.616%	6/4/09	200,000	198,680
	U.S. Treasury Bond	7.250%	5/15/16	90,000	107,480
	U.S. Treasury Bond	7.500%	11/15/16	474,500	573,775
	U.S. Treasury Bond	8.750%	5/15/17	32,700	42,740
	U.S. Treasury Bond	8.875%	8/15/17	60,000	79,247
	U.S. Treasury Bond	9.125%	5/15/18	62,000	84,533
	U.S. Treasury Bond	9.000%	11/15/18	68,000	92,576
	U.S. Treasury Bond	8.875%	2/15/19	363,000	490,162
	U.S. Treasury Bond	8.125%	8/15/19	495,500	640,280
	U.S. Treasury Bond	8.500%	2/15/20	256,500	340,986
	U.S. Treasury Inflation-Indexed Note	1.625%	1/15/15	93,000	93,101
	U.S. Treasury Inflation-Indexed Note	2.000%	1/15/16	133,300	129,025
	U.S. Treasury Note	6.000%	8/15/09	100,000	103,563
	U.S. Treasury Note	3.625%	10/31/09	80,000	81,687
	U.S. Treasury Note	4.500%	3/31/12	390,000	421,567
	U.S. Treasury Note	4.875%	6/30/12	170,000	186,815
	U.S. Treasury Note	3.375%	11/30/12	100,000	104,578
	U.S. Treasury Note	2.750%	2/28/13	60,000	60,806
	U.S. Treasury Note	3.500%	5/31/13	125,000	129,570
[1]	U.S. Treasury Note	4.000%	2/15/15	401,000	418,419
	U.S. Treasury Note	4.125%	5/15/15	62,000	64,509
	U.S. Treasury Note	4.250%	8/15/15	495,000	514,953
	U.S. Treasury Note	4.500%	2/15/16	30,000	31,636
	U.S. Treasury Note	5.125%	5/15/16	301,000	326,209
	U.S. Treasury Note	4.875%	8/15/16	181,000	192,821
	U.S. Treasury Note	4.500%	5/15/17	5,000	5,209
					5,514,927
Agency Bonds and Notes (8.5%)
	Agency for International Development - Egypt (U.S. Government Guaranteed)	4.450%	9/15/15	40,000	39,881
[2]	Federal Home Loan Bank	4.000%	9/6/13	200,000	195,336
[3,4]	Guaranteed Trade Trust (U.S. Government Guaranteed)	6.690%	1/15/09	3,017	3,018
[4]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.600%	12/15/12	15,175	16,040
[4]	Overseas Private Investment Corp. (U.S. Government Guaranteed)	7.050%	11/15/13	19,688	21,629
	Private Export Funding Corp.	7.200%	1/15/10	12,900	13,505

Private Export Funding Corp.	7.250%	6/15/10	135,920	144,752
Private Export Funding Corp.	6.070%	4/30/11	51,000	54,017
Private Export Funding Corp.	5.685%	5/15/12	10,000	10,489
Private Export Funding Corp.	4.950%	11/15/15	65,000	65,456
				564,123

Conventional Mortgage-Backed Securities (4.5%)
[2,4]	Federal Home Loan Mortgage Corp.	5.000%	8/1/38	31,500	29,862
[2,4]	Federal Home Loan Mortgage Corp.	5.500%	4/1/16–10/1/38	123,181	120,235
[2,4]	Federal Home Loan Mortgage Corp.	6.000%	4/1/38–6/1/38	98,585	98,447
[2,4]	Federal Home Loan Mortgage Corp.	7.000%	5/1/15–3/1/16	535	551
[2,4]	Federal National Mortgage Assn.	5.000%	6/1/38	31,500	29,867
[2,4]	Federal National Mortgage Assn.	5.500%	8/1/38	21,500	21,016
					299,978
Nonconventional Mortgage-Backed Securities (0.8%)
[2,4]	Federal National Mortgage Assn. Grantor Trust	5.763%	12/25/11	20,000	21,338
[2,4]	Federal National Mortgage Assn. Grantor Trust	7.300%	5/25/10	30,000	31,131
					52,469
Total U.S. Government and Agency Obligations (Cost $6,431,472)					6,431,497
Temporary Cash Investments (2.0%)
Repurchase Agreements
	Barclays Capital Inc. (Dated 10/31/08, Repurchase Value $82,001,000, collateralized by Federal Home Loan Bank 2.530%-4.375%, 11/19/08-3/17/10, Federal Home Loan Mortgage Corp. 2.875%-5.000%, 4/30/10-6/13/18, and Federal Home Loan Mortgage Corp. Discount Note 12/17/08)	0.200%	11/3/08	82,000	82,000
	UBS Securities LLC (Dated 10/31/08, Repurchase Value $51,002,000, collateralized by Federal Home Loan Mortgage Corp. 6.000%, 6/15/11)	0.200%	11/3/08	51,001	51,001
Total Temporary Cash Investments (Cost $133,001)					133,001
Total Investments (98.8%) (Cost $6,564,473)					6,564,498
Other Assets and Liabilities-Net (1.2%)					81,631
Net Assets (100%)					6,646,129

1	Securities with a value of $15,965,000 have been segregated as initial margin for open futures contracts.
2	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the value of this security represented 0.00% of net assets.

4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

Intermediate-Term Treasury Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $6,566,009,000. Net unrealized depreciation of investment securities for tax purposes was $1,511,000, consisting of unrealized gains of $122,002,000 on securities that had risen in value since their purchase and $123,513,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	(2,506)	538,359	(1,837)
10-Year U.S. Treasury Note	(2,409)	272,405	5,536
5-Year U.S. Treasury Note	(1,182)	133,871	(994)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)
Level 1- Quoted prices	-	2,705
Level 2- Other significant observable inputs	6,564,498	-
Level 3- Significant unobservable inputs	-	-
Total	6,564,498	2,705

Vanguard High-Yield Corp Fund

Schedule of Investments

As of October 31, 2008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government Securities (3.3%)
U. S. Government Securities (3.3%)
	U.S. Treasury Note	4.875%	7/31/11	78,020	84,652
	U.S. Treasury Note	4.000%	11/15/12	69,315	74,145
	U.S. Treasury Note	4.250%	8/15/13	56,900	60,883
Total U.S. Government Securities (Cost $205,850)					219,680
Corporate Bonds (90.0%)
Finance (2.1%)
	Banking (0.3%)
	Chevy Chase Savings Bank	6.875%	12/1/13	23,595	18,653
	Finance Companies (0.3%)
	General Motors Acceptance Corp. LLC	8.000%	11/1/31	45,300	21,518
	Insurance (0.7%)
	Provident Funding Mortgage Loan Trust	7.000%	7/15/18	31,750	25,136
^	UnumProvident Corp.	6.750%	12/15/28	20,560	13,695
	UnumProvident Corp.	7.375%	6/15/32	6,295	4,437

	Other Finance (0.2%)
	Lender Process Services	8.125%	7/1/16	17,070	14,595
	Real Estate Investment Trusts (0.6%)
[1]	Rouse Co.	6.750%	5/1/13	79,660	28,677
	Rouse Co.	5.375%	11/26/13	38,885	13,999
					140,710
Industrial (73.0%)
	Basic Industry (10.5%)
	Arcelormittal	6.500%	4/15/14	42,615	36,118
	Arch Western Finance	6.750%	7/1/13	67,495	56,358
[2]	Calpine Corp.	6.645%	3/29/14	87,238	68,482
	Cascades Inc.	7.250%	2/15/13	38,615	21,431
	Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	39,685	31,649
	Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	104,410	81,701
	Georgia-Pacific Corp.	8.125%	5/15/11	34,730	29,521
[1]	Georgia-Pacific Corp.	7.125%	1/15/17	78,040	54,628
	Georgia-Pacific Corp.	8.000%	1/15/24	19,405	12,322
	IMC Global, Inc.	7.300%	1/15/28	22,500	15,975
	International Paper Co.	7.950%	6/15/18	39,550	31,758
	Methanex Corp.	8.750%	8/15/12	28,910	28,476
[1]	Mosaic Co.	7.375%	12/1/14	8,060	6,811
[1]	Mosaic Co.	7.625%	12/1/16	6,715	5,674
[2]	Mylan Inc.	6.625%	12/11/17	12,043	10,357
[2]	Mylan Inc.	7.063%	12/11/17	11,615	9,989
[2]	Mylan Inc.	7.063%	12/11/17	5,807	4,994

	Neenah Paper Inc.	7.375%	11/15/14	28,380	15,609
	Novelis Inc.	7.250%	2/15/15	86,400	59,616
	Smurfit-Stone Container	8.000%	3/15/17	67,015	33,172
	Stone Container Corp.	7.375%	7/15/14	19,450	9,579
	US Steel Corp.	7.000%	2/1/18	68,085	46,828
[1]	Vedanta Resources PLC	9.500%	7/18/18	70,390	31,675

	Capital Goods (5.4%)
	Alliant Techsystems Inc.	6.750%	4/1/16	25,410	21,090
	Allied Waste North America Inc.	5.750%	2/15/11	6,805	6,227
	Allied Waste North America Inc.	6.375%	4/15/11	16,170	14,917
	Allied Waste North America Inc.	7.250%	3/15/15	7,680	6,758
	Allied Waste North America Inc.	7.125%	5/15/16	20,280	17,694
	Allied Waste North America Inc.	6.875%	6/1/17	46,800	40,716
[1]	Ashtead Capital Inc.	9.000%	8/15/16	22,555	14,210
^,1	Ashtead Holding PLC	8.625%	8/1/15	10,310	7,127
	Ball Corp.	6.625%	3/15/18	18,800	15,322
	Case New Holland Inc.	7.125%	3/1/14	55,475	41,606
	Crown Americas Inc.	7.625%	11/15/13	16,740	14,899
	Crown Americas Inc.	7.750%	11/15/15	20,635	17,952
	L-3 Communications Corp.	7.625%	6/15/12	24,850	22,986
	L-3 Communications Corp.	6.125%	7/15/13	8,425	7,309
	L-3 Communications Corp.	6.375%	10/15/15	16,190	13,478
	Owens-Brockway Glass Container, Inc.	8.250%	5/15/13	2,915	2,726
	Texas Industries Inc.	7.250%	7/15/13	19,470	15,187
	United Rentals NA Inc.	6.500%	2/15/12	92,250	64,575
^	United Rentals NA Inc.	7.750%	11/15/13	28,350	17,364

	Communication (17.4%)
	CanWest Media Inc.	8.000%	9/15/12	73,909	45,824
[1]	CanWest MediaWorks LP	9.250%	8/1/15	50,000	30,250
[1]	Charter Communications OPT LLC	8.000%	4/30/12	92,235	71,482
[1]	Charter Communications OPT LLC	8.375%	4/30/14	76,940	55,397
	Citizens Communications	9.250%	5/15/11	62,665	52,795
	Cricket Communications I	9.375%	11/1/14	36,470	29,723
[1]	Cricket Communications I	10.000%	7/15/15	2,430	2,029
	CSC Holdings, Inc.	8.125%	7/15/09	7,420	7,123
	CSC Holdings, Inc.	8.125%	8/15/09	19,355	18,581
	CSC Holdings, Inc.	7.625%	4/1/11	28,955	26,566
	CSC Holdings, Inc.	6.750%	4/15/12	24,195	20,747
	CSC Holdings, Inc.	7.875%	2/15/18	29,580	21,150
	CSC Holdings, Inc.	7.625%	7/15/18	79,045	56,715
	Dex Media, Inc.	8.000%	11/15/13	30,840	7,093
	DirecTV Holdings	6.375%	6/15/15	70,665	59,005
[1]	DirecTV Holdings	7.625%	5/15/16	38,895	32,575
	GCI Inc.	7.250%	2/15/14	53,475	43,315
	Intelsat Bermuda Ltd.	7.625%	4/15/12	33,950	20,370
	Intelsat Bermuda Ltd.	6.500%	11/1/13	46,555	23,277
[1]	Intelsat Corp.	9.250%	8/15/14	38,900	33,454
[1]	Intelsat Subsidiary Holding Co. Ltd.	8.500%	1/15/13	41,815	36,170
	Lamar Media Corp.	7.250%	1/1/13	4,860	3,791

^	Lamar Media Corp.	6.625%	8/15/15	18,680	13,823
	Liberty Media Corp.	5.700%	5/15/13	75,450	51,967
	Liberty Media Corp.	8.500%	7/15/29	9,730	5,400
	Liberty Media Corp.	8.250%	2/1/30	44,115	23,747
	Mediacom Broadband LLC	8.500%	10/15/15	47,845	35,645
	Mediacom LLC/Mediacom Capital Corp.	9.500%	1/15/13	33,945	26,732
	Medianews Group Inc.	6.875%	10/1/13	26,317	2,500
	MetroPCS Wireless Inc.	9.250%	11/1/14	38,900	32,287
[3]	Quebecor Media Inc.	7.750%	3/15/16	40,270	28,390
	Quebecor Media Inc.	7.750%	3/15/16	44,905	31,658
	Qwest Communications International Inc.	8.875%	3/15/12	90,455	79,827
	Qwest Communications International Inc.	7.500%	10/1/14	10,505	8,036
	R.H. Donnelley Corp.	6.875%	1/15/13	8,415	2,020
	R.H. Donnelley Corp.	6.875%	1/15/13	33,535	8,048
	R.H. Donnelley Corp.	8.875%	1/15/16	79,365	17,460
	R.H. Donnelley Corp.	8.875%	10/15/17	11,290	2,484
	Sprint Capital Corp.	6.900%	5/1/19	24,395	17,230
	Sprint Nextel Corp.	6.000%	12/1/16	26,850	18,482
	US West Communications Group	6.875%	9/15/33	27,265	16,972
[1]	Videotron Ltd.	9.125%	4/15/18	15,655	14,090
	Windstream Corp.	8.125%	8/1/13	11,565	9,483
	Windstream Corp.	8.625%	8/1/16	18,090	14,472
	Windstream Corp.	7.000%	3/15/19	19,470	11,925

	Consumer Cyclical (11.7%)
	AMC Entertainment Inc.	8.000%	3/1/14	23,190	16,929
	Corrections Corp. of America	6.250%	3/15/13	12,065	10,316
	Corrections Corp. of America	6.750%	1/31/14	6,300	5,450
[2]	Ford Motor Credit Co.	9.203%	4/15/09	40,570	34,890
	Ford Motor Credit Co.	7.000%	10/1/13	124,665	69,812
[2]	Ford Motor Credit Co.	7.590%	12/15/13	156,741	83,856
	Ford Motor Credit Co.	8.000%	12/15/16	40,750	22,413
	Harrah's Operating Co., Inc.	5.625%	6/1/15	29,725	4,756
	Harrah's Operating Co., Inc.	6.500%	6/1/16	15,740	2,518
	Harrah's Operating Co., Inc.	5.750%	10/1/17	88,300	13,245
	Host Hotels & Resorts LP	6.875%	11/1/14	41,280	30,960
	Host Marriott LP	7.125%	11/1/13	77,100	60,909
	Mandalay Resort Group	9.375%	2/15/10	34,730	26,047
	Marquee Holdings Inc.	9.505%	8/15/14	27,715	16,768
	Marquee Inc.	8.625%	8/15/12	23,910	20,324
	MGM Mirage, Inc.	8.500%	9/15/10	78,475	54,148
^	MGM Mirage, Inc.	8.375%	2/1/11	7,855	4,556
	MGM Mirage, Inc.	6.750%	9/1/12	34,305	22,127
	Park Place Entertainment Corp.	8.125%	5/15/11	1,890	671
^	Rite Aid Corp	10.375%	7/15/16	38,900	27,327
	Rite Aid Corp.	7.500%	3/1/17	22,610	14,357
	Seneca Gaming Corp.	7.250%	5/1/12	28,640	19,189
	Service Corp. International	7.375%	10/1/14	10,990	9,053
	Service Corp. International	6.750%	4/1/16	4,038	3,109

	Service Corp. International	7.000%	6/15/17	41,725	32,337
	Service Corp. International	7.625%	10/1/18	35,040	27,463
	Tenneco Automotive Inc.	10.250%	7/15/13	10,147	8,929
[1]	TRW Automotive Inc.	7.000%	3/15/14	96,785	57,103
[1]	TRW Automotive Inc.	7.250%	3/15/17	44,280	24,797
	Wynn Las Vegas LLC	6.625%	12/1/14	40,825	30,006
	Wynn Las Vegas LLC	6.625%	12/1/14	36,780	27,033

	Consumer Noncyclical (11.9%)
	Aramark Corp.	8.500%	2/1/15	67,790	58,300
	Bio-Rad Laboratories Inc.	7.500%	8/15/13	6,550	5,764
	Bio-Rad Laboratories Inc.	6.125%	12/15/14	10,295	8,236
	Biomet, Inc.	10.000%	10/15/17	14,105	12,941
	Biomet, Inc.	11.625%	10/15/17	16,995	14,743
	Community Health Systems	8.875%	7/15/15	75,360	63,491
	Constellation Brands Inc.	7.250%	9/1/16	65,188	52,965
	Constellation Brands Inc.	7.250%	5/15/17	21,735	17,932
	Delhaize America Inc.	9.000%	4/15/31	4,865	4,289
[2]	Elan Financial PLC	6.804%	11/15/11	30,775	20,158
	Elan Financial PLC	7.750%	11/15/11	73,235	49,251
	Elan Financial PLC	8.875%	12/1/13	41,715	28,783
	Fisher Scientific International Inc.	6.750%	8/15/14	13,585	12,621
	Fisher Scientific International Inc.	6.125%	7/1/15	12,700	11,648
	HCA Inc.	5.750%	3/15/14	9,135	5,435
	HCA Inc.	6.375%	1/15/15	96,955	58,658
	HCA Inc.	6.500%	2/15/16	69,575	40,354
	HCA Inc.	9.250%	11/15/16	46,715	39,708
	HCA Inc.	7.690%	6/15/25	4,510	2,779
	Omnicare, Inc.	6.125%	6/1/13	6,565	5,383
	Omnicare, Inc.	6.750%	12/15/13	14,435	12,053
	Omnicare, Inc.	6.875%	12/15/15	15,615	12,258
	Reynolds American Inc.	7.250%	6/1/13	41,050	35,919
	Reynolds American Inc.	7.300%	7/15/15	36,460	30,444
	Smithfield Foods, Inc.	7.750%	7/1/17	63,120	39,766
	SUPERVALU Inc.	7.500%	11/15/14	14,055	11,525
	Tenet Healthcare Corp.	6.500%	6/1/12	13,690	11,226
	Tenet Healthcare Corp.	7.375%	2/1/13	13,755	11,210
	Tenet Healthcare Corp.	9.875%	7/1/14	63,575	52,608
^	Tenet Healthcare Corp.	9.250%	2/1/15	11,445	9,299
	Tyson Foods, Inc.	8.250%	10/1/11	4,875	4,339
	Ventas Realty LP/Capital Corp.	6.750%	6/1/10	7,650	7,248
	Ventas Realty LP/Capital Corp.	6.625%	10/15/14	24,485	21,057
	Ventas Realty LP/Capital Corp.	7.125%	6/1/15	16,405	14,272
	Ventas Realty LP/Capital Corp.	6.500%	6/1/16	17,655	14,433

	Energy (12.6%)
	Chesapeake Energy Corp.	6.625%	1/15/16	48,625	38,049
	Chesapeake Energy Corp.	6.875%	1/15/16	29,855	23,735
	Chesapeake Energy Corp.	6.500%	8/15/17	67,780	50,157
	Chesapeake Energy Corp.	6.250%	1/15/18	45,220	32,106
	Encore Acquisition Co.	6.250%	4/15/14	5,010	3,494
	Encore Acquisition Co.	6.000%	7/15/15	17,645	11,425

	Forest Oil Corp.	8.000%	12/15/11	21,660	18,953
	Forest Oil Corp.	7.750%	5/1/14	11,805	9,444
	Forest Oil Corp.	7.250%	6/15/19	38,860	26,425
	Hornbeck Offshore Services	6.125%	12/1/14	29,470	22,103
	Newfield Exploration Co.	6.625%	4/15/16	23,985	17,869
	Newfield Exploration Co.	7.125%	5/15/18	36,810	26,043
	OPTI Canada Inc.	7.875%	12/15/14	24,135	14,964
	OPTI Canada Inc.	8.250%	12/15/14	67,550	40,699
	Peabody Energy Corp.	6.875%	3/15/13	35,550	31,462
	Peabody Energy Corp.	7.375%	11/1/16	69,675	58,527
	Peabody Energy Corp.	7.875%	11/1/26	47,685	37,910
	Petrohawk Energy Corp.	9.125%	7/15/13	13,465	10,503
[1]	Petrohawk Energy Corp.	7.875%	6/1/15	27,920	19,404
[1]	Petroplus Finance Ltd.	6.750%	5/1/14	57,300	42,975
[1]	Petroplus Finance Ltd.	7.000%	5/1/17	51,725	36,725
	Pioneer Natural Resources Co.	5.875%	7/15/16	35,730	25,685
	Pioneer Natural Resources Co.	6.650%	3/15/17	68,845	53,362
	Pioneer Natural Resources Co.	6.875%	5/1/18	38,405	28,722
	Pioneer Natural Resources Co.	7.200%	1/15/28	12,855	8,418
	Plains Exploration & Production Co.	7.750%	6/15/15	9,715	7,213
	Plains Exploration & Production Co.	7.000%	3/15/17	15,685	10,548
	Plains Exploration & Production Co.	7.625%	6/1/18	17,780	11,646
	Pride International Inc.	7.375%	7/15/14	50,760	41,877
[1]	Sandridge Energy Inc.	8.000%	6/1/18	26,645	18,119
[1]	Southwestern Energy	7.500%	2/1/18	44,155	36,207
	Whiting Petroleum Corp.	7.250%	5/1/12	17,725	14,003
	Whiting Petroleum Corp.	7.250%	5/1/13	21,975	16,536
	Whiting Petroleum Corp.	7.000%	2/1/14	3,950	2,824

	Other Industrial (0.0%)
	UCAR Finance, Inc.	10.250%	2/15/12	1,159	1,189

	Technology (1.4%)
	Freescale Semiconductor	8.875%	12/15/14	64,180	28,400
	IKON Office Solutions	7.750%	9/15/15	19,760	21,835
	NXP BV	7.875%	10/15/14	61,075	30,537
	Sensata Technologies	8.000%	5/1/14	16,955	9,156

	Transportation (2.1%)
[2]	Avis Budget Car Rental	5.304%	5/15/14	8,045	2,917
	Avis Budget Car Rental	7.625%	5/15/14	57,285	20,336
	Avis Budget Car Rental	7.750%	5/15/16	45,750	16,470
[3]	Continental Airlines, Inc.	9.798%	4/1/21	32,276	21,625
	Continental Airlines, Inc.	6.903%	4/19/22	20,905	12,125
	Hertz Corp.	8.875%	1/1/14	66,555	48,585
^	Hertz Corp.	10.500%	1/1/16	32,355	19,413
					4,898,190
Utilities (14.9%)
	Electric (11.6%)
[1]	AES Corp.	8.750%	5/15/13	17,839	16,233
	AES Corp.	7.750%	10/15/15	49,640	38,967
	AES Corp.	8.000%	10/15/17	18,905	14,651

[1]	AES Corp.	8.000%	6/1/20	19,980	14,735
	Aquila Inc.	7.950%	2/1/11	42,960	39,523
	Aquila Inc.	11.875%	7/1/12	4,815	4,725
	Dynegy Inc.	8.375%	5/1/16	75,465	55,844
	Dynegy Inc.	7.750%	6/1/19	40,000	26,400
	Edison Mission Energy	7.500%	6/15/13	8,775	7,437
	Edison Mission Energy	7.000%	5/15/17	29,670	23,736
	Edison Mission Energy	7.200%	5/15/19	29,640	22,156
[1]	Intergen NV	9.000%	6/30/17	39,020	30,826
[1]	IPALCO Enterprises, Inc.	7.250%	4/1/16	11,985	9,948
	Mirant North America LLC	7.375%	12/31/13	59,415	51,691
	Nevada Power Co.	6.500%	4/15/12	9,945	9,597
	Nevada Power Co.	5.875%	1/15/15	15,895	14,042
	NRG Energy Inc.	7.250%	2/1/14	30,145	26,377
	NRG Energy Inc.	7.375%	2/1/16	94,705	82,157
	NRG Energy Inc.	7.375%	1/15/17	69,725	60,312
	Reliant Energy, Inc.	6.750%	12/15/14	86,930	75,629
	Reliant Energy, Inc.	7.875%	6/15/17	20,000	15,300
[1]	Texas Competitive Electric Holdings Co. LLC	10.250%	11/1/15	48,625	37,684
	TXU Corp.	5.550%	11/15/14	64,890	35,041
	TXU Corp.	6.500%	11/15/24	77,300	37,684
	TXU Corp.	6.550%	11/15/34	66,345	31,680

	Natural Gas (3.3%)
	EL Paso Corp.	7.000%	6/15/17	19,450	14,782
	El Paso Natural Gas Co.	7.250%	6/1/18	66,150	49,613
	Kinder Morgan, Inc.	5.700%	1/5/16	19,450	15,025
[1]	NGPL Pipeco LLC	7.119%	12/15/17	45,555	36,158
	Suburban Propane Partners	6.875%	12/15/13	23,690	18,478
[1]	Williams Cos., Inc.	6.375%	10/1/10	5,710	5,239
	Williams Cos., Inc.	8.125%	3/15/12	38,775	35,770
	Williams Cos., Inc.	7.500%	1/15/31	26,750	19,327
	Williams Partners LP	7.500%	6/15/11	16,660	15,411
	Williams Partners LP	7.250%	2/1/17	13,625	11,104
					1,003,282
Total Corporate Bonds (Cost $8,453,787)					6,042,182
Temporary Cash Investments (4.8%)
Repurchase Agreement (4.2%)
	BNP Paribas Securities Corp. (Dated 10/31/08, Repurchase Value $284,490,000, collateralized by U.S. Treasury Inflation-Indexed Bond 2.375%-3.875%, 1/15/25-4/15/29 and U.S. Treasury Inflation-Indexed Note 1.750%, 1/15/28)	0.120%	11/3/08	284,487	284,487
				Shares
Money Market Fund (0.6%)
[4,5]	Vanguard Market Liquidity Fund	2.217%		36,671,960	36,672
Total Temporary Cash Investments (Cost $321,159)					321,159

Total Investments (98.1%) (Cost $8,980,796)	6,583,021
[5] Other Assets and Liabilities-Net (1.9%)	128,040
Net Assets (100%)	6,711,061

^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $35,552,000.
1

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $810,402,000, representing 12.1% of net assets.

2	Adjustable-rate security.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Includes $36,672,000 of collateral received for securities on loan.

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $8,980,796,000. Net unrealized depreciation of investment securities for tax purposes was $2,397,775,000, consisting of unrealized gains of $15,961,000 on securities that had risen in value since their purchase and $2,413,736,000 in unrealized losses on securities that had fallen in value since their purchase.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)
Level 1- Quoted prices	36,672
Level 2- Other significant observable inputs	6,546,349
Level 3- Significant unobservable inputs	-
Total	6,583,021

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (4.9%)
U. S. Government Securities (4.0%)
	U.S. Treasury Note	3.125%	9/30/13	54,000	54,869
	U.S. Treasury Note	4.250%	8/15/15	8,000	8,323
	U.S. Treasury Note	4.625%	2/15/17	4,500	4,726
[1]	U.S. Treasury Note	3.875%	5/15/18	70,360	70,239
	U.S. Treasury Note	4.000%	8/15/18	79,300	79,498
					217,655
Nonconventional Mortgage-Backed Securities (0.0%)
[2]	Federal Home Loan Mortgage Corp.	5.245%	8/1/32	889	867
[2]	Federal Home Loan Mortgage Corp.	5.275%	9/1/32	400	399
					1,266

Conventional Mortgage-Backed Securities (0.9%)

[2]	Federal Home Loan Mortgage Corp.	6.000%	4/1/17	3,383	3,417
[2]	Federal Home Loan Mortgage Corp.	5.000%	8/1/38	22,500	21,330
[2]	Federal National Mortgage Assn.	5.000%	7/1/38	22,500	21,326
					46,073
Total U.S. Government and Agency Obligations (Cost $266,840)					264,994
Corporate Bonds (89.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (11.6%)
[3,4]	American Express Credit Account Master Trust	4.590%	12/15/14	15,000	12,735
[3,4]	American Express Credit Account Master Trust	4.610%	9/15/16	10,000	7,889
[5]	BA Covered Bond Issuer	5.500%	6/14/12	11,000	10,830
[3,4]	Banc of America Commercial Mortgage, Inc.	6.158%	2/10/51	20,000	15,927
[3]	Bank One Issuance Trust	4.370%	4/15/12	10,000	9,576
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.464%	4/12/38	8,200	6,669
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	4.945%	2/11/41	8,000	7,143
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	4.254%	7/11/42	6,679	6,518
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.574%	6/11/50	13,000	11,208
[3]	Bear Stearns Commercial Mortgage Securities, Inc.	5.613%	6/11/50	11,900	10,115
[3]	Capital One Multi-Asset Execution Trust	4.150%	7/16/12	7,000	6,401
[3]	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	15,000	11,003
[3]	Chase Issuance Trust	4.650%	3/15/15	49,000	43,008

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[3]	Citibank Credit Card Issuance Trust	5.150%	3/7/11	11,125	10,936
[3,4]	Citibank Credit Card Issuance Trust	4.348%	10/20/14	25,000	20,862
[3]	Citibank Credit Card Issuance Trust	4.850%	4/22/15	50,000	43,101
[3]	Citibank Credit Card Issuance Trust	4.850%	3/10/17	10,000	8,069
[3,4]	Citibank Credit Card Issuance Trust	5.478%	5/22/17	4,400	3,562
[3,4]	Citibank Credit Card Issuance Trust	5.653%	5/20/20	11,800	8,343
[3]	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	13,000	11,348
[3]	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.655%	11/15/44	4,270	3,693
[3]	Commercial Mortgage Pass-Through Certificates	5.811%	12/10/49	5,600	4,949
[3]	Credit Suisse Mortgage Capital Certificates	5.551%	2/15/39	10,400	8,457
[3]	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	11,000	9,687
[3]	Credit Suisse Mortgage Capital Certificates	5.589%	9/15/40	8,800	7,602
[3]	Discover Card Master Trust	5.650%	12/15/15	15,000	12,861
[3,4]	Fleet Home Equity Loan Trust	4.528%	1/20/33	1,554	958
[3,4]	Ford Credit Floorplan Master Owner Trust	4.810%	6/15/13	17,200	14,241
[3]	GE Capital Commercial Mortgage Corp.	4.353%	6/10/48	5,350	5,095
[3]	GS Mortgage Securities Corp. II	5.506%	4/10/38	15,000	13,982
[3]	GS Mortgage Securities Corp. II	4.751%	7/10/39	5,300	4,212
[3]	Honda Auto Receivables Owner Trust	4.880%	9/18/14	10,000	9,333
[3,4]	JPMorgan Chase Commercial Mortgage Securities	5.038%	3/15/46	5,999	4,883
[3]	JPMorgan Chase Commercial Mortgage Securities	5.629%	2/12/51	7,000	6,026
[3]	JPMorgan Chase Commercial Mortgage Securities	5.794%	2/12/51	12,000	9,296
[3]	JPMorgan Chase Commercial Mortgage Securities	5.827%	2/15/51	13,370	11,698
[3]	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	15,275	10,799
[3]	Massachusetts RRB Special Purpose Trust	4.400%	3/15/15	12,000	11,452
[3,4]	MBNA Credit Card Master Note Trust	4.580%	2/15/12	15,000	14,485
[3,4]	MBNA Credit Card Master Note Trust	4.620%	6/15/15	31,000	25,113
[3]	Merrill Lynch Mortgage Trust	5.724%	6/12/50	11,000	9,623

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[3]	Merrill Lynch Mortgage Trust	5.690%	2/12/51	17,000	12,941
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	10,000	7,632
[3]	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.749%	6/12/50	19,000	14,793
[3]	Morgan Stanley Capital I	5.650%	6/13/42	24,100	21,211
[3,4]	Morgan Stanley Capital I	5.387%	3/12/44	10,000	8,109
[3]	Morgan Stanley Capital I	5.623%	12/12/49	4,700	4,051
[3,4]	Morgan Stanley Dean Witter Credit Card Home Equity Line of Credit Trust	3.529%	11/25/15	751	631
[3,4]	National City Credit Card Master Trust	4.610%	8/15/12	10,000	9,113
[3,4]	National City Credit Card Master Trust	4.610%	3/17/14	15,000	12,838
[3,4,5]	Nordstrom Private Label Credit Card Master Trust	4.620%	5/15/15	28,000	21,619
[3]	PSE&G Transition Funding LLC	6.610%	6/15/15	15,000	14,898
[3,4]	Target Credit Card Master Trust	3.319%	10/27/14	15,000	13,432
[4]	TIAA Seasoned Commercial Mortgage Trust	5.806%	8/15/39	4,000	3,471
[3]	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	5,000	4,020
[3]	Wachovia Bank Commercial Mortgage Trust	5.569%	5/15/46	8,800	7,608
[3]	Wachovia Bank Commercial Mortgage Trust	5.308%	11/15/48	10,000	7,757
					627,812
Finance (37.5%)
	Banking (19.1%)
	AmSouth Bank NA	5.200%	4/1/15	10,000	6,856
[5]	ANZ Capital Trust II	5.360%	12/15/49	10,000	6,676
	Astoria Financial Corp.	5.750%	10/15/12	9,000	8,731
[3,5]	Banco Mercantil del Norte	6.862%	10/13/21	5,000	4,500
[3,5]	Banco Mercantil del Norte SA (Cayman Islands)	5.875%	2/17/14	8,550	8,133
[5]	Banco Santander Peru	5.375%	12/9/14	4,000	3,378
[3]	Bank of America Capital Trust XIV	5.630%	12/31/49	18,540	8,505
	Bank of America Corp.	4.875%	1/15/13	16,021	14,810
	Bank of America Corp.	5.250%	12/1/15	15,000	12,413
	Bank of America Corp.	5.300%	3/15/17	9,000	7,519
	Bank of America Corp.	5.420%	3/15/17	52,300	40,199
	Bank of America Corp.	5.750%	12/1/17	20,000	17,571
	Bank of New York Mellon	4.950%	1/14/11	5,000	4,920
	Bank of New York Mellon	4.500%	4/1/13	10,000	9,308
	Bank of New York Mellon	4.950%	3/15/15	5,000	4,572
	Bank One Corp.	4.900%	4/30/15	15,000	13,224
[3,5]	Barclays Bank PLC	5.926%	12/15/49	15,000	8,507
	BB&T Corp.	6.500%	8/1/11	12,500	12,357
	BB&T Corp.	4.750%	10/1/12	5,000	4,502

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[3]	BBVA International Preferred Unipersonal	5.919%	12/31/49	7,000	3,516
	Bear Stearns Co., Inc.	5.700%	11/15/14	10,785	9,472
	Bear Stearns Co., Inc.	7.250%	2/1/18	21,000	19,685
[5]	BNP Paribas	4.800%	6/24/15	10,000	8,623
[4,5]	BTMU Curacao Holdings NV	3.382%	12/19/16	10,790	10,440
[3,5]	CBG Florida REIT Corp.	7.114%	2/15/49	17,340	3,468
	Citigroup, Inc.	7.250%	10/1/10	900	865
	Citigroup, Inc.	5.625%	8/27/12	20,000	17,502
	Citigroup, Inc.	5.500%	4/11/13	33,550	30,467
	Citigroup, Inc.	5.000%	9/15/14	9,000	6,898
	Citigroup, Inc.	5.300%	1/7/16	10,000	7,957
	Citigroup, Inc.	5.500%	2/15/17	25,000	19,270
	Citigroup, Inc.	6.000%	8/15/17	10,000	8,585
	Citigroup, Inc.	6.125%	5/15/18	10,000	8,588
[3]	Citigroup, Inc.	8.400%	4/29/49	22,000	15,290
	Comerica Bank	5.750%	11/21/16	4,000	2,681
[5]	Commonwealth Bank of Australia	5.000%	11/6/12	15,500	15,661
[3,5]	Commonwealth Bank of Australia	6.024%	3/15/49	17,050	11,353
[3,5]	Credit Agricole	6.637%	5/31/49	18,900	9,261
	Credit Suisse First Boston USA, Inc.	5.500%	8/16/11	9,700	9,289
	Credit Suisse First Boston USA, Inc.	6.125%	11/15/11	10,710	10,192
	Credit Suisse New York	6.000%	2/15/18	13,500	10,364
	Deutsche Bank Financial LLC	5.375%	3/2/15	10,000	8,752
[4,5]	Development Bank of Singapore Ltd.	3.027%	5/16/17	16,500	14,218
	Fifth Third Bancorp.	4.750%	2/1/15	18,150	12,886
	First Tennessee Bank	5.050%	1/15/15	5,000	2,750
	Golden West Financial Corp.	4.750%	10/1/12	22,450	18,858
[5]	HBOS Treasury Services PLC	6.750%	5/21/18	5,000	3,832
	HSBC Bank USA	3.875%	9/15/09	1,500	1,472
	HSBC Bank USA	4.625%	4/1/14	22,000	18,569
	Hudson United Bank	7.000%	5/15/12	9,200	9,556
[5]	ICICI Bank Ltd.	5.750%	1/12/12	2,675	1,868
	JPMorgan Chase & Co.	6.750%	2/1/11	10,400	10,278
	JPMorgan Chase & Co.	4.500%	1/15/12	5,000	4,715
	JPMorgan Chase & Co.	6.625%	3/15/12	2,800	2,731
	JPMorgan Chase & Co.	5.750%	1/2/13	10,000	9,465
	JPMorgan Chase & Co.	4.750%	5/1/13	17,200	15,854
	JPMorgan Chase & Co.	4.875%	3/15/14	5,000	4,391
	JPMorgan Chase & Co.	6.125%	6/27/17	15,000	12,743
	JPMorgan Chase & Co.	6.000%	10/1/17	10,000	8,646
	JPMorgan Chase & Co.	6.000%	1/15/18	18,000	16,318
[3]	JPMorgan Chase & Co.	7.900%	12/29/49	5,650	4,548
	KeyBank NA	4.950%	9/15/15	18,000	12,600
[3,5]	Lloyds TSB Group PLC	6.267%	11/14/49	6,875	3,150
[5]	Manufacturers & Traders Trust Co.	5.382%	4/1/13	2,750	2,301
	Marshall & Ilsley Bank	5.250%	9/4/12	4,000	3,290

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	MBNA Corp.	7.500%	3/15/12	6,145	6,140
	Mellon Bank NA	4.750%	12/15/14	5,000	4,501
	Mercantile Bankshares Corp.	4.625%	4/15/13	10,000	9,785
	National Australia Bank	8.600%	5/19/10	5,000	5,128
	National City Bank	6.250%	3/15/11	8,000	7,200
	National City Corp.	4.900%	1/15/15	3,435	2,817
	Northern Trust Co.	6.500%	8/15/18	4,000	3,854
	PNC Bank NA	4.875%	9/21/17	6,100	4,911
	PNC Bank NA	6.000%	12/7/17	4,500	3,932
	PNC Bank NA	6.875%	4/1/18	4,500	4,107
	PNC Funding Corp.	5.625%	2/1/17	5,000	4,329
	Regions Financial Corp.	6.375%	5/15/12	8,975	7,718
	Royal Bank of Scotland Group PLC	5.000%	11/12/13	2,000	1,681
	Royal Bank of Scotland Group PLC	5.000%	10/1/14	4,000	3,060
	Sanwa Bank Ltd.	7.400%	6/15/11	2,825	2,846
[5]	Scotland International Finance	7.700%	8/15/10	10,000	9,987
	Skandinaviska Enskilda Banken	6.875%	2/15/09	5,000	5,054
[3,5]	Societe Generale	5.922%	12/5/49	20,000	12,717
	Southtrust Corp.	5.800%	6/15/14	14,705	11,764
	Sovereign Bancorp, Inc.	4.800%	9/1/10	5,000	4,550
[4]	Sovereign Bank	4.510%	8/1/13	2,458	1,864
	State Street Capital Trust	5.300%	1/15/16	12,000	10,787
[4]	SunTrust Banks, Inc.	2.931%	6/2/09	12,175	12,129
[4]	SunTrust Banks, Inc.	4.183%	4/1/15	6,000	5,153
[3,5]	Toronto-Dominion Bank	6.378%	10/15/49	13,000	8,046
	UBS AG	5.875%	7/15/16	10,000	8,419
	UBS AG	5.875%	12/20/17	20,000	15,984
[4,5]	Unicredit Luxembourg Finance	5.159%	1/13/17	14,925	13,610
	Union Planters Corp.	7.750%	3/1/11	10,000	9,921
	UnionBanCal Corp.	5.250%	12/16/13	3,000	2,402
[5]	United Overseas Bank Ltd.	4.500%	7/2/13	7,000	5,526
	US Bank NA	6.300%	2/4/14	5,000	4,816
	US Bank NA	4.950%	10/30/14	14,750	13,380
[3]	USB Capital IX	6.189%	4/15/49	12,525	6,576
[3,5]	USB Realty Corp.	6.091%	12/15/49	3,450	1,811
	Wachovia Bank NA	4.800%	11/1/14	13,400	11,288
	Wachovia Bank NA	4.875%	2/1/15	1,600	1,342
	Wachovia Bank NA	6.000%	11/15/17	12,000	9,840
	Wachovia Corp.	5.625%	10/15/16	25,000	19,500
	Wachovia Corp.	5.750%	2/1/18	5,000	4,300
[6]	Washington Mutual Bank	5.500%	1/15/13	6,147	15
[6]	Washington Mutual Bank	5.650%	8/15/14	7,500	37
[6]	Washington Mutual Bank	5.125%	1/15/15	9,000	22
	Washington Mutual Finance Corp.	6.875%	5/15/11	10,000	9,200
	Wells Fargo & Co.	5.125%	9/1/12	5,500	5,294
	Wells Fargo & Co.	5.250%	10/23/12	12,000	11,470
	Wells Fargo & Co.	4.950%	10/16/13	4,500	4,234
	Wells Fargo & Co.	4.625%	4/15/14	10,000	8,706

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Wells Fargo & Co.	5.125%	9/15/16	5,000	4,286
	Wells Fargo & Co.	5.625%	12/11/17	6,000	5,351
	Wells Fargo Bank NA	5.750%	5/16/16	17,500	16,151
	Western Financial Bank	9.625%	5/15/12	1,640	1,545
[3,5]	Westpac Capital Trust III	5.819%	12/30/49	14,300	9,650
	Wilmington Trust Corp.	4.875%	4/15/13	18,305	16,991
	Zions Bancorp.	6.000%	9/15/15	11,000	7,370
	Zions Bancorp.	5.500%	11/16/15	8,000	5,400

	Brokerage (4.6%)
	BlackRock, Inc.	6.250%	9/15/17	10,000	8,921
[3]	Goldman Sachs Capital II	5.793%	12/29/49	30,000	13,425
[4]	Goldman Sachs Group, Inc.	4.164%	7/23/09	3,575	3,450
[4]	Goldman Sachs Group, Inc.	4.069%	6/28/10	8,925	8,033
	Goldman Sachs Group, Inc.	5.625%	1/15/17	29,000	21,678
	Goldman Sachs Group, Inc.	5.950%	1/18/18	27,000	22,179
	Goldman Sachs Group, Inc.	6.150%	4/1/18	20,750	17,093
	Jefferies Group Inc.	5.875%	6/8/14	7,500	6,261
	Lazard Group	6.850%	6/15/17	5,000	3,541
[6]	Lehman Brothers Holdings, Inc.	5.625%	1/24/13	12,755	1,722
[6]	Lehman Brothers Holdings, Inc.	6.200%	9/26/14	22,500	2,925
[6]	Lehman Brothers Holdings, Inc.	6.500%	7/19/17	20,000	25
[6]	Lehman Brothers Holdings, Inc.	6.875%	5/2/18	5,000	672
	Merrill Lynch & Co., Inc.	4.500%	11/4/10	25,000	23,290
	Merrill Lynch & Co., Inc.	5.450%	2/5/13	5,425	4,860
	Merrill Lynch & Co., Inc.	6.050%	5/16/16	15,000	12,005
	Merrill Lynch & Co., Inc.	5.700%	5/2/17	12,000	9,122
	Merrill Lynch & Co., Inc.	6.875%	4/25/18	10,000	8,916
	Morgan Stanley Dean Witter	4.750%	4/1/14	26,250	19,491
	Morgan Stanley Dean Witter	5.375%	10/15/15	15,000	11,850
	Morgan Stanley Dean Witter	5.950%	12/28/17	20,000	15,904
	Morgan Stanley Dean Witter	6.625%	4/1/18	42,150	34,879

	Finance Companies (5.4%)
	American Express Bank, FSB	5.500%	4/16/13	7,000	5,774
[4]	American Express Centurion Bank	4.629%	11/16/09	5,000	4,811
	American Express Centurion Bank	5.200%	11/26/10	8,750	7,953
	American Express Centurion Bank	5.550%	10/17/12	10,400	8,689
	American Express Centurion Bank	6.000%	9/13/17	21,000	15,764
	American Express Co.	4.875%	7/15/13	16,417	13,048
	American General Finance Corp.	4.875%	5/15/10	1,000	490
	American General Finance Corp.	5.625%	8/17/11	15,500	5,812
	American General Finance Corp.	4.875%	7/15/12	12,000	4,560
	American General Finance Corp.	5.850%	6/1/13	25,000	8,844
	American General Finance Corp.	6.900%	12/15/17	7,000	2,520
[4]	CIT Group, Inc.	3.054%	2/13/12	2,750	1,454
	CIT Group, Inc.	5.000%	2/1/15	12,000	6,180
	CIT Group, Inc.	5.400%	1/30/16	11,000	5,225
	CIT Group, Inc.	5.650%	2/13/17	1,500	735
	Countrywide Financial Corp.	5.800%	6/7/12	3,415	3,159
	Countrywide Home Loan	4.000%	3/22/11	4,200	3,875

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	General Electric Capital Corp.	5.875%	2/15/12	54,600	52,328
	General Electric Capital Corp.	4.375%	3/3/12	5,200	4,704
	General Electric Capital Corp.	6.000%	6/15/12	25,000	23,928
	General Electric Capital Corp.	5.250%	10/19/12	10,200	9,485
	General Electric Capital Corp.	5.625%	5/1/18	20,000	16,524
[3]	General Electric Capital Corp.	6.375%	11/15/67	14,450	9,186
[3]	HSBC Finance Capital Trust IX	5.911%	11/30/35	27,500	16,022
	HSBC Finance Corp.	4.125%	11/16/09	5,000	4,776
[4]	HSBC Finance Corp.	3.169%	9/14/12	8,000	6,463
	International Lease Finance Corp.	4.950%	2/1/11	6,300	4,316
	International Lease Finance Corp.	5.450%	3/24/11	800	548
	International Lease Finance Corp.	5.750%	6/15/11	3,900	2,672
	International Lease Finance Corp.	6.375%	3/25/13	9,375	6,094
	International Lease Finance Corp.	5.875%	5/1/13	10,000	6,450
	International Lease Finance Corp.	5.650%	6/1/14	10,000	6,350
	iStar Financial Inc.	5.950%	10/15/13	10,000	3,900
	SLM Corp.	5.050%	11/14/14	7,500	4,645
[5]	USAA Capital Corp.	4.996%	12/12/11	15,000	14,989

	Insurance (5.4%)
	ACE INA Holdings, Inc.	5.700%	2/15/17	3,000	2,435
	ACE INA Holdings, Inc.	5.800%	3/15/18	3,000	2,489
[3,5]	AGFC Capital Trust I	6.000%	1/15/67	8,000	1,280
	Allied World Assurance	7.500%	8/1/16	5,000	4,128
[5]	Berkshire Hathaway Finance Corp.	5.000%	8/15/13	3,000	2,947
	Berkshire Hathaway Finance Corp.	4.625%	10/15/13	19,100	18,528
	Berkshire Hathaway Finance Corp.	4.850%	1/15/15	17,100	15,952
	Chubb Corp.	5.750%	5/15/18	3,000	2,465
[3]	Chubb Corp.	6.375%	3/29/67	8,000	5,134
	CIGNA Corp.	7.000%	1/15/11	10,000	9,766
	Coventry Health Care Inc.	5.875%	1/15/12	625	534
	Coventry Health Care Inc.	5.950%	3/15/17	4,000	2,630
[3]	Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	1,740	917
	Genworth Financial, Inc.	5.750%	5/15/13	5,250	3,591
[3]	Genworth Financial, Inc.	6.150%	11/15/66	8,000	2,080
	Hartford Financial Services Group, Inc.	4.625%	7/15/13	10,000	7,779
	Humana Inc.	7.200%	6/15/18	10,000	7,340
[3]	ING Capital Funding Trust III	5.775%	12/8/49	3,120	1,753
[3,5]	Liberty Mutual Insurance Co.	7.000%	3/15/37	2,225	1,116
	Lincoln National Corp.	6.200%	12/15/11	7,000	6,155
[3]	Lincoln National Corp.	6.050%	4/20/67	5,940	2,661
	Marsh & McLennan Cos., Inc.	5.375%	7/15/14	5,325	4,538
[4,5]	MassMutual Global Funding II	2.975%	12/6/13	35,000	33,550
[4,5]	Merna Reinsurance Ltd.	5.512%	7/7/10	5,450	5,156
[5]	MetLife Global Funding I	5.125%	4/10/13	10,300	9,475
	MetLife, Inc.	5.375%	12/15/12	10,000	8,885
[4,5]	Monumental Global Funding III	3.705%	1/25/13	10,000	8,275
	Nationwide Financial Services	5.900%	7/1/12	5,000	4,632
[5]	New York Life Global Funding	5.250%	10/16/12	5,000	4,824

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[5]	New York Life Global Funding	5.375%	9/15/13	12,000	11,554
[3,5]	Oil Insurance Ltd.	7.558%	6/30/49	10,600	5,825
[3]	PartnerRe Finance II	6.440%	12/1/66	15,000	7,460
[5]	Principal Life Global	4.400%	10/1/10	10,000	9,635
[3]	Progressive Corp.	6.700%	6/15/37	2,200	1,413
	Protective Life Secured Trust	4.000%	4/1/11	5,000	4,665
	Prudential Financial, Inc.	5.100%	9/20/14	15,000	11,585
	Prudential Financial, Inc.	4.750%	6/13/15	7,000	5,124
	Travelers Cos. Inc.	5.800%	5/15/18	4,500	3,764
[3]	Travelers Cos. Inc.	6.250%	3/15/37	4,750	3,016
	Travelers Cos., Inc.	5.500%	12/1/15	4,000	3,416
	Travelers Property Casualty Corp.	5.000%	3/15/13	5,000	4,411
	UnitedHealth Group, Inc.	5.000%	8/15/14	12,000	9,539
	UnitedHealth Group, Inc.	6.000%	2/15/18	6,000	4,641
	WellPoint Inc.	6.375%	1/15/12	12,500	11,928
	WellPoint Inc.	6.800%	8/1/12	5,000	4,805
[5]	Xlliac Global Funding	4.800%	8/10/10	3,300	3,255
[3,5]	ZFS Finance USA Trust I	5.875%	5/9/32	4,400	2,706

	Other Finance (0.3%)
[5]	Targeted Return Index Securities Trust	0.00%	1/15/12	13,300	13,123

	Real Estate Investment Trusts (2.7%)
	Arden Realty LP	5.200%	9/1/11	1,900	1,785
	AvalonBay Communities, Inc.	5.750%	9/15/16	13,550	10,330
	Boston Properties, Inc.	6.250%	1/15/13	6,680	5,885
	Camden Property Trust	5.000%	6/15/15	10,000	7,716
	Colonial Realty LP	5.500%	10/1/15	3,000	2,452
	CPG Partners LP	8.250%	2/1/11	5,000	5,251
	Developers Diversified Realty Corp.	5.250%	4/15/11	7,500	6,772
	Equity One Inc.	6.250%	1/15/17	5,000	3,712
	ERP Operating LP	5.125%	3/15/16	11,000	8,033
	HCP Inc.	6.700%	1/30/18	5,000	3,767
	Health Care Property Investors, Inc.	6.000%	1/30/17	5,000	3,674
	Health Care REIT, Inc.	8.000%	9/12/12	5,000	4,801
	Health Care REIT, Inc.	5.875%	5/15/15	5,725	4,596
	Hospitality Properties	6.300%	6/15/16	5,000	3,794
	HRPT Properties Trust	5.750%	2/15/14	6,061	4,859
	HRPT Properties Trust	6.400%	2/15/15	9,500	7,620
	Kimco Realty Corp.	5.783%	3/15/16	10,000	7,426
	Liberty Property LP	5.125%	3/2/15	5,000	3,835
	National Retail Properties	6.875%	10/15/17	7,000	6,269
	ProLogis	5.625%	11/15/15	5,000	2,190
	ProLogis	5.625%	11/15/16	5,500	2,230
	ProLogis	6.625%	5/15/18	5,000	2,038
	Regency Centers LP	4.950%	4/15/14	5,000	4,037
	Simon Property Group Inc.	4.875%	3/18/10	10,000	9,487
	Simon Property Group Inc.	4.875%	8/15/10	3,750	3,505
	Simon Property Group Inc.	5.250%	12/1/16	5,000	3,311
	Simon Property Group Inc.	6.125%	5/30/18	20,000	13,487

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[5]	Westfield Capital Corp.	4.375%	11/15/10	5,270	5,054
					2,021,707
Industrial (31.4%)
	Basic Industry (1.3%)
[5]	ABX Financing Co.	5.750%	10/15/16	7,000	5,569
	Air Products & Chemicals Inc.	4.150%	2/1/13	3,700	3,418
	Alcoa, Inc.	5.550%	2/1/17	5,000	3,438
	Alcoa, Inc.	5.870%	2/23/22	1,100	682
	Arcelormittal	6.500%	4/15/14	2,200	1,865
[5]	ArcelorMittal	6.125%	6/1/18	8,000	5,464
	Barrick North America Finance LLC	6.800%	9/15/18	3,500	2,933
	E.I. du Pont de Nemours & Co.	5.000%	1/15/13	11,525	11,011
[5]	GTL Trade Finance Inc.	7.250%	10/20/17	3,000	2,280
	International Paper Co.	7.950%	6/15/18	2,200	1,766
	Monsanto Co.	5.125%	4/15/18	2,600	2,272
	PPG Industries, Inc.	6.650%	3/15/18	5,000	4,275
	Praxair, Inc.	5.250%	11/15/14	5,000	4,571
	Rio Tinto Finance USA Ltd.	6.500%	7/15/18	9,000	7,039
	Rohm & Haas Co.	6.000%	9/15/17	6,000	5,096
	Weyerhaeuser Co.	6.750%	3/15/12	7,461	6,485

	Capital Goods (3.4%)
	Allied Waste North America Inc.	6.875%	6/1/17	2,675	2,327
	Avery Dennison Corp.	4.875%	1/15/13	6,800	6,289
[3,5]	BAE Systems Asset Trust	7.156%	12/15/11	4,800	4,815
[5]	BAE Systems Holdings Inc.	5.200%	8/15/15	10,000	8,883
	Boeing Capital Corp.	6.100%	3/1/11	5,000	4,998
	Boeing Co.	5.125%	2/15/13	8,000	7,674
[3,5]	C8 Capital SPV Ltd.	6.640%	12/15/49	3,925	1,789
	Caterpillar Financial Services Corp.	4.250%	2/8/13	8,900	8,035
	Caterpillar Financial Services Corp.	4.600%	1/15/14	3,000	2,662
	Caterpillar Financial Services Corp.	5.500%	3/15/16	2,000	1,741
	Caterpillar Financial Services Corp.	5.450%	4/15/18	5,000	4,166
	Crane Co.	5.500%	9/15/13	5,000	4,681
	CRH America Inc.	6.000%	9/30/16	7,000	5,192
	CRH America Inc.	8.125%	7/15/18	10,000	8,126
	Embraer Overseas Ltd.	6.375%	1/24/17	4,000	2,520
	Emerson Electric Co.	5.250%	10/15/18	5,000	4,391
	General Dynamics Corp.	4.250%	5/15/13	16,350	15,341
	General Electric Co.	5.250%	12/6/17	5,000	4,219
	Honeywell International, Inc.	5.300%	3/1/18	7,000	6,121
	Ingersoll-Rand GL Holding Company	6.875%	8/15/18	5,000	4,327
	John Deere Capital Corp	4.500%	4/3/13	1,000	907
	John Deere Capital Corp.	7.000%	3/15/12	13,440	13,398
	John Deere Capital Corp.	5.350%	4/3/18	3,000	2,558
	L-3 Communications Corp.	7.625%	6/15/12	675	624
	L-3 Communications Corp.	6.125%	7/15/13	450	390
	L-3 Communications Corp.	5.875%	1/15/15	1,400	1,127
	Lafarge SA	6.500%	7/15/16	5,000	3,699
	Masco Corp.	5.875%	7/15/12	10,560	9,726

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[3,5]	Minnesota Mining & Manufacturing ESOP Trust	5.620%	7/15/09	1,149	1,158
	Textron Financial Corp.	4.600%	5/3/10	8,000	7,265
	Tyco International Group SA	6.375%	10/15/11	10,000	9,042
	Tyco International Group SA	6.000%	11/15/13	11,000	9,696
	United Technologies Corp.	5.375%	12/15/17	12,000	10,838
	Vulcan Materials Co.	6.300%	6/15/13	2,175	2,053
	Waste Management, Inc.	7.375%	8/1/10	4,870	4,635

	Communication (5.7%)
	AT&T Inc.	6.250%	3/15/11	5,000	4,935
	AT&T Inc.	4.950%	1/15/13	4,380	4,065
	AT&T Inc.	5.100%	9/15/14	10,000	8,825
	AT&T Inc.	5.625%	6/15/16	13,000	11,251
	AT&T Inc.	5.600%	5/15/18	15,000	12,793
	British Sky Broadcasting Corp.	6.875%	2/23/09	10,000	9,889
	British Sky Broadcasting Corp.	8.200%	7/15/09	4,125	4,071
[5]	British Sky Broadcasting Corp.	6.100%	2/15/18	5,000	4,109
	British Telecommunications PLC	8.625%	12/15/10	5,450	5,407
	Comcast Cable Communications, Inc.	8.875%	5/1/17	3,400	3,371
	Comcast Corp.	5.500%	3/15/11	7,000	6,716
	Comcast Corp.	5.900%	3/15/16	15,000	12,809
	Comcast Corp.	4.950%	6/15/16	10,000	7,982
	Cox Communications, Inc.	6.750%	3/15/11	10,000	9,560
	Cox Communications, Inc.	4.625%	6/1/13	4,000	3,359
[5]	Cox Enterprises, Inc.	7.875%	9/15/10	5,000	4,934
	Deutsche Telekom International Finance	8.500%	6/15/10	16,000	15,727
	France Telecom	7.750%	3/1/11	25,000	24,732
	News America Inc.	4.750%	3/15/10	9,800	9,772
	Rogers Cable Inc.	6.750%	3/15/15	6,000	5,370
	Telecom Italia Capital	5.250%	11/15/13	10,000	7,640
	Telecom Italia Capital	5.250%	10/1/15	5,000	3,382
	Telecom Italia Capital	6.999%	6/4/18	2,000	1,513
	Telefonica Emisiones SAU	5.984%	6/20/11	5,000	4,780
	Telefonica Emisiones SAU	6.421%	6/20/16	7,000	5,998
	Telefonos de Mexico SA	5.500%	1/27/15	10,000	8,100
	Time Warner Cable Inc.	6.750%	7/1/18	20,000	17,227
	Verizon Communications Corp.	5.550%	2/15/16	5,000	4,316
	Verizon Communications Corp.	5.500%	2/15/18	5,000	4,186
	Verizon Communications Corp.	8.750%	11/1/18	3,600	3,676
	Verizon Global Funding Corp.	6.875%	6/15/12	16,000	15,627
	Verizon Global Funding Corp.	7.375%	9/1/12	40,000	39,659
[5]	Vivendi	5.750%	4/4/13	5,450	5,141
	Vodafone AirTouch PLC	7.750%	2/15/10	5,820	5,735
	Vodafone Group PLC	5.000%	9/15/15	11,850	9,530

	Consumer Cyclical (4.0%)
	Autozone, Inc.	6.500%	1/15/14	5,425	4,607
[5]	Best Buy Co.	6.750%	7/15/13	4,400	4,318

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Centex Corp.	7.875%	2/1/11	4,160	3,474
[3,5]	CVS Caremark Corp.	6.117%	1/10/13	6,450	5,954
	DaimlerChrysler North America Holding Corp.	7.200%	9/1/09	600	558
	DaimlerChrysler North America Holding Corp.	4.875%	6/15/10	3,300	2,871
	DaimlerChrysler North America Holding Corp.	5.750%	9/8/11	30,000	24,300
	DaimlerChrysler North America Holding Corp.	7.300%	1/15/12	6,736	5,456
	DaimlerChrysler North America Holding Corp.	6.500%	11/15/13	10,000	7,700
	Darden Restaurants Inc.	6.200%	10/15/17	5,000	3,651
	Federated Retail Holding	5.900%	12/1/16	5,000	3,082
	Gamestop Corp.	8.000%	10/1/12	2,475	2,302
[5]	Harley-Davidson Funding Corp.	5.250%	12/15/12	3,300	2,990
[5]	Harley-Davidson Inc.	5.000%	12/15/10	2,600	2,579
	Harrah's Entertainment Inc.	7.875%	3/15/10	1,575	819
	Home Depot Inc.	5.400%	3/1/16	12,875	9,951
	International Speedway Corp.	4.200%	4/15/09	3,815	3,792
	International Speedway Corp.	5.400%	4/15/14	7,000	6,289
	J.C. Penney Co., Inc.	7.950%	4/1/17	5,000	4,245
	Johnson Controls, Inc.	5.250%	1/15/11	3,000	2,936
	K. Hovnanian Enterprises	6.250%	1/15/16	4,260	1,342
	KB Home	6.375%	8/15/11	2,250	1,777
	KB Home	7.250%	6/15/18	600	420
	Kohl's Corp.	6.250%	12/15/17	7,000	5,447
	Lowe's Cos., Inc.	5.600%	9/15/12	5,450	5,113
	Lowe's Cos., Inc.	5.000%	10/15/15	7,000	5,871
	McDonald's Corp.	5.800%	10/15/17	5,000	4,717
	McDonald's Corp.	5.350%	3/1/18	20,000	17,933
	MDC Holdings Inc.	7.000%	12/1/12	1,615	1,455
	MGM Mirage, Inc.	8.500%	9/15/10	1,400	966
	MGM Mirage, Inc.	6.750%	4/1/13	1,075	723
	MGM Mirage, Inc.	5.875%	2/27/14	1,000	592
[5]	Nissan Motor Acceptance Corp.	4.625%	3/8/10	11,570	11,486
[5]	Nissan Motor Acceptance Corp.	5.625%	3/14/11	10,500	10,410
	Pulte Homes, Inc.	5.200%	2/15/15	5,000	3,196
	Royal Caribbean Cruises	7.000%	6/15/13	3,250	2,275
	Royal Caribbean Cruises	6.875%	12/1/13	680	462
	Ryland Group, Inc.	5.375%	1/15/15	10,000	6,091
	Tenneco Automotive Inc.	8.625%	11/15/14	1,100	517
	The Walt Disney Co.	5.625%	9/15/16	10,000	9,311
	Toll Corp.	8.250%	2/1/11	695	605
	Viacom Inc.	6.125%	10/5/17	5,000	3,869
	Western Union Co.	5.400%	11/17/11	14,000	13,488
	Yum! Brands, Inc.	7.700%	7/1/12	7,000	6,511
	Yum! Brands, Inc.	6.250%	3/15/18	3,000	2,260

	Consumer Noncyclical (9.3%)
	Abbott Laboratories	5.600%	11/30/17	16,000	14,545

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Allergan Inc.	5.750%	4/1/16	10,000	8,650
	AmerisourceBergen Corp.	5.625%	9/15/12	2,800	2,542
	AmerisourceBergen Corp.	5.875%	9/15/15	3,000	2,445
	Amgen Inc.	4.850%	11/18/14	15,000	13,086
	Amgen Inc.	5.850%	6/1/17	10,000	8,988
	Anheuser-Busch Cos., Inc.	5.500%	1/15/18	5,000	3,902
	Archer-Daniels-Midland Co.	5.870%	11/15/10	10,000	9,900
	AstraZeneca PLC	5.400%	6/1/14	5,025	4,777
	AstraZeneca PLC	5.900%	9/15/17	14,475	13,170
	Baxter Finco, BV	4.750%	10/15/10	16,860	16,509
	Becton, Dickinson & Co.	4.550%	4/15/13	8,000	7,562
	Biogen Idec Inc.	6.875%	3/1/18	27,000	25,934
	Boston Scientific	5.125%	1/12/17	6,000	4,530
	Bottling Group LLC	5.500%	4/1/16	7,000	6,100
	Bristol-Myers Squibb Co.	5.250%	8/15/13	13,400	13,057
	Bunge Ltd. Finance Corp.	5.875%	5/15/13	2,000	1,654
	Campbell Soup Co.	4.875%	10/1/13	10,000	9,519
[5]	Cargill Inc.	4.375%	6/1/13	8,600	7,584
	Clorox Co.	5.000%	1/15/15	7,000	6,061
	Coca Cola Bottling Co.	5.000%	11/15/12	7,000	6,628
	Coca-Cola Co.	5.350%	11/15/17	10,000	9,053
	Coca-Cola Enterprises Inc.	7.375%	3/3/14	8,500	8,633
	ConAgra Foods, Inc.	6.750%	9/15/11	2,950	2,841
	ConAgra Foods, Inc.	5.819%	6/15/17	4,687	3,875
[5]	Cosan Finance Ltd.	7.000%	2/1/17	1,340	764
	Covidien International	6.000%	10/15/17	4,000	3,519
	Diageo Capital PLC	5.750%	10/23/17	7,000	5,840
	Estee Lauder Cos. Inc.	6.000%	1/15/12	6,800	6,623
[5]	Fosters Finance Corp.	4.875%	10/1/14	4,000	3,709
	Genentech Inc.	4.750%	7/15/15	16,150	14,139
	General Mills, Inc.	6.000%	2/15/12	6,429	6,303
	General Mills, Inc.	5.200%	3/17/15	5,000	4,319
	General Mills, Inc.	5.700%	2/15/17	3,000	2,552
	GlaxoSmithKline Capital Inc.	5.650%	5/15/18	20,000	17,639
	H.J. Heinz Co.	5.350%	7/15/13	2,175	2,015
	Hasbro Inc.	6.300%	9/15/17	5,000	4,264
[5]	Health Care Services Corp.	7.750%	6/15/11	20,000	21,283
	Hershey Foods Corp.	4.850%	8/15/15	5,000	4,460
	Hormel Foods Corp.	6.625%	6/1/11	16,085	16,428
	Johnson & Johnson	5.550%	8/15/17	7,500	7,464
	Kellogg Co.	6.600%	4/1/11	13,500	13,601
	Kimberly-Clark Corp.	4.875%	8/15/15	6,000	5,396
	Kimberly-Clark Corp.	7.500%	11/1/18	3,000	3,051
	Kraft Foods, Inc.	6.125%	2/1/18	5,000	4,227
	Kroger Co.	6.200%	6/15/12	9,300	9,068
	Kroger Co.	6.400%	8/15/17	5,000	4,285
	Land O'Lakes Inc.	9.000%	12/15/10	410	408
	Medco Health Solutions	7.125%	3/15/18	5,000	4,160
	Medtronic Inc.	4.750%	9/15/15	20,000	17,364
	Nabisco Inc.	7.550%	6/15/15	15,000	13,607
	PepsiAmericas Inc.	4.500%	3/15/13	6,000	5,385

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Pepsico, Inc.	5.000%	6/1/18	12,500	10,801
	Pepsico, Inc.	7.900%	11/1/18	4,000	4,168
	Philips Electronics NV	5.750%	3/11/18	5,000	4,080
	Reynolds American Inc.	7.625%	6/1/16	875	748
[5]	SABMiller PLC	6.200%	7/1/11	13,000	12,821
	Safeway, Inc.	4.950%	8/16/10	5,495	5,534
	Safeway, Inc.	6.350%	8/15/17	3,000	2,586
	Schering-Plough Corp.	6.000%	9/15/17	5,000	4,357
	Smithfield Foods, Inc.	7.750%	7/1/17	1,800	1,134
	Sysco Corp.	5.250%	2/12/18	12,000	10,466
[5]	Tesco PLC	5.500%	11/15/17	7,000	5,519
	Wyeth	6.950%	3/15/11	10,000	10,172
	Wyeth	5.500%	2/1/14	5,000	4,620
	Wyeth	5.500%	2/15/16	10,000	8,909

	Energy (3.1%)
	Anadarko Finance Co.	6.750%	5/1/11	1,750	1,708
	Anadarko Petroleum Corp.	5.950%	9/15/16	18,000	14,890
	Apache Corp.	6.250%	4/15/12	4,325	4,296
	Apache Corp.	5.625%	1/15/17	4,000	3,531
	BJ Services Co.	6.000%	6/1/18	16,000	13,917
	Canadian Natural Resources	5.700%	5/15/17	9,000	7,226
	Canadian Natural Resources	5.900%	2/1/18	6,000	4,882
	ConocoPhillips Canada	5.625%	10/15/16	15,000	13,324
	Devon Financing Corp.	6.875%	9/30/11	2,625	2,598
	Encana Corp.	5.900%	12/1/17	5,570	4,524
	EOG Resources Inc.	5.875%	9/15/17	3,000	2,658
[5]	GS-Caltex Oil Corp.	5.500%	10/15/15	6,000	4,818
	Kerr McGee Corp.	6.875%	9/15/11	5,000	4,956
[5]	LG Caltex Oil Corp.	5.500%	8/25/14	4,000	2,806
	Marathon Oil Corp.	5.900%	3/15/18	15,000	11,645
	Nabors Industries Inc.	6.150%	2/15/18	3,000	2,386
	Nexen, Inc.	5.650%	5/15/17	3,000	2,385
	Noble Corp.	5.875%	6/1/13	3,000	2,924
	Petro-Canada	4.000%	7/15/13	8,000	6,831
	Petro-Canada Financial Partnership	6.050%	5/15/18	3,000	2,381
[3,5]	Petroleum Co. of Trinidad & Tobago	6.000%	5/8/22	8,800	7,712
[3,5]	PF Export Receivables Master Trust	3.748%	6/1/13	1,847	1,787
[3,5]	PF Export Receivables Master Trust	6.436%	6/1/15	3,519	3,544
	Suncor Energy, Inc.	6.100%	6/1/18	5,000	3,968
	Transocean Inc.	6.000%	3/15/18	8,000	6,809
	Valero Energy Corp.	6.125%	6/15/17	10,000	8,265
	Weatherford International Inc.	6.350%	6/15/17	3,000	2,465
	Weatherford International Inc.	6.000%	3/15/18	10,000	7,685
	XTO Energy, Inc.	6.250%	4/15/13	5,000	4,674
	XTO Energy, Inc.	6.250%	8/1/17	5,000	4,201

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Other Industrial (0.6%)
	Black & Decker Corp.	7.125%	6/1/11	8,550	8,588
	Cintas Corp.	6.000%	6/1/12	5,000	4,965
	Cooper Industries, Inc.	5.450%	4/1/15	6,000	5,392
[5]	Noble Group Ltd.	8.500%	5/30/13	2,500	1,225
	Parker-Hannifin Corp	4.875%	2/15/13	6,100	5,974
	Rockwell Automation	5.650%	12/1/17	5,000	4,537
	Thermo Electron Corp.	5.000%	6/1/15	4,700	4,143

	Technology (2.1%)
	Agilent Technologies Inc.	6.500%	11/1/17	5,950	4,897
[5]	Dell Inc.	5.650%	4/15/18	8,000	6,554
	Dun & Bradstreet Corp.	6.000%	4/1/13	9,700	9,347
	Equifax Inc.	6.300%	7/1/17	5,000	3,615
	Hewlett-Packard Co.	5.500%	3/1/18	7,000	6,086
	IBM International Group Capital	5.050%	10/22/12	25,000	24,498
	International Business Machines Corp.	5.700%	9/14/17	7,000	6,420
	Intuit Inc.	5.750%	3/15/17	5,000	3,881
	Lexmark International Inc.	6.650%	6/1/18	7,000	6,677
	Oracle Corp.	5.250%	1/15/16	13,000	11,376
	Oracle Corp.	5.750%	4/15/18	10,000	8,666
	Pitney Bowes, Inc.	5.000%	3/15/15	10,000	8,540
	Pitney Bowes, Inc.	5.750%	9/15/17	5,000	4,247
	Xerox Corp.	5.650%	5/15/13	10,000	7,621

	Transportation (1.9%)
	American Airlines, Inc.	6.817%	5/23/11	714	471
[3]	Burlington Northern Railroad Co. Equipment Trust	7.330%	6/23/10	746	742
	Burlington Northern Santa Fe Corp.	8.125%	4/15/20	5,000	4,911
	Canadian National Railway Co.	5.800%	6/1/16	4,000	3,493
	Continental Airlines, Inc.	6.563%	2/15/12	3,000	2,460
[3]	Continental Airlines, Inc.	6.648%	9/15/17	870	674
[3]	Continental Airlines, Inc.	6.900%	1/2/18	227	184
[3]	Continental Airlines, Inc.	9.798%	4/1/21	2,225	1,491
[3]	Delta Air Lines, Inc.	6.821%	8/10/22	3,076	1,999
[3]	Delta Air Lines, Inc.	8.021%	8/10/22	1,525	854
[5]	ERAC USA Finance Co.	7.950%	12/15/09	10,000	9,806
[5]	ERAC USA Finance Co.	8.000%	1/15/11	5,740	5,776
	FedEx Corp.	3.500%	4/1/09	2,700	2,651
	Greenbrier Co. Inc.	8.375%	5/15/15	2,540	1,905
[3,4]	JetBlue Airways Corp.	5.904%	11/15/08	309	309
[3,4]	JetBlue Airways Corp.	3.194%	12/15/13	4,054	3,351
[4]	JetBlue Airways Corp.	3.239%	3/15/14	7,150	4,783
[4]	JetBlue Airways Corp.	3.254%	11/15/16	4,765	3,000
	Norfolk Southern Corp.	8.625%	5/15/10	10,000	10,692
[3]	Northwest Airlines Inc.	7.027%	11/1/19	5,000	3,050
	Ryder System Inc.	5.850%	3/1/14	4,000	3,390
	Ryder System Inc.	7.200%	9/1/15	5,000	4,794
	Southwest Airlines Co.	5.250%	10/1/14	11,025	9,175

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[3]	Southwest Airlines Co.	6.150%	8/1/22	3,867	3,098
	Union Pacific Corp.	6.650%	1/15/11	8,223	8,058
[5]	Union Pacific Corp.	5.214%	9/30/14	6,000	5,998
	Union Pacific Corp.	5.750%	11/15/17	2,500	2,142
[3]	United Air Lines Inc.	7.186%	4/1/11	2,801	2,661
					1,692,771
Utilities (9.3%)
	Electric (5.9%)
[5]	AES Panama SA	6.350%	12/21/16	10,800	8,160
	American Water Capital Corp.	6.085%	10/15/17	8,750	6,812
	Appalachian Power Co.	5.650%	8/15/12	4,970	4,755
	Baltimore Gas & Electric Co.	5.900%	10/1/16	5,000	4,144
	Columbus Southern Power	5.500%	3/1/13	10,000	9,178
	Commonwealth Edison Co.	5.950%	8/15/16	5,000	4,204
	Commonwealth Edison Co.	5.800%	3/15/18	8,000	6,593
	Connecticut Light & Power Co.	5.650%	5/1/18	4,000	3,512
	Consolidated Edison Co. of New York	4.875%	2/1/13	7,500	6,918
	Consumers Energy Co.	4.000%	5/15/10	6,680	6,467
	Dominion Resources, Inc.	6.400%	6/15/18	4,000	3,381
[3]	Dominion Resources, Inc.	6.300%	9/30/66	10,990	5,552
	Duke Energy Corp.	5.300%	10/1/15	6,000	5,458
[5]	EDP Finance BV	6.000%	2/2/18	6,000	4,945
	Entergy Gulf States, Inc.	5.250%	8/1/15	10,000	7,932
	FirstEnergy Corp.	6.450%	11/15/11	1,120	1,059
	Florida Power Corp.	5.650%	6/15/18	10,000	9,087
[5]	FPL Group Capital, Inc.	7.590%	7/10/18	5,675	5,531
[3]	FPL Group Capital, Inc.	6.350%	10/1/66	10,850	6,253
	Georgia Power Co.	5.400%	6/1/18	5,000	4,317
[3,5]	GWF Energy LLC	6.131%	12/30/11	1,523	1,559
	Illinois Power	6.125%	11/15/17	5,000	4,271
	Illinois Power	6.250%	4/1/18	5,000	4,148
[5]	Israel Electric Corp. Ltd.	7.250%	1/15/19	1,675	1,369
[5]	ITC Holdings Corp.	6.050%	1/31/18	20,000	17,518
[5]	Korea East-West Power Co.	4.875%	4/21/11	5,000	4,937
[5]	Korea East-West Power Co.	5.250%	11/15/12	5,000	4,758
	MidAmerican Energy Co.	5.125%	1/15/13	9,000	8,544
	MidAmerican Energy Holdings Co.	5.750%	4/1/18	5,000	4,130
	National Rural Utilities Cooperative Finance Corp.	10.375%	11/1/18	7,000	7,404
	NiSource Finance Corp.	7.875%	11/15/10	5,594	5,011
	Northeast Utilities	7.250%	4/1/12	4,620	4,623
	Ohio Power Co.	4.850%	1/15/14	5,000	4,346
	Ohio Power Co.	6.000%	6/1/16	4,000	3,396
	Pacific Gas & Electric Co.	4.200%	3/1/11	5,000	4,728
	Pacific Gas & Electric Co.	4.800%	3/1/14	5,000	4,466
	PacifiCorp	5.650%	7/15/18	10,000	8,605
	PECO Energy Co.	5.950%	11/1/11	15,000	15,072
	PECO Energy Co.	4.750%	10/1/12	4,500	4,214
	Pennsylvania Electric Co.	6.050%	9/1/17	7,000	5,734
[4]	Pepco Holdings, Inc.	3.435%	6/1/10	3,075	3,010

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

	Potomac Electric Power	4.950%	11/15/13	5,465	4,917
[3]	PPL Capital Funding, Inc.	6.700%	3/30/67	15,000	9,839
	Progress Energy, Inc.	7.100%	3/1/11	516	503
	Public Service Co. of Colorado	5.500%	4/1/14	7,000	6,602
	Sierra Pacific Power Co.	6.000%	5/15/16	5,000	4,200
	Southern California Edison Co.	5.500%	8/15/18	2,500	2,202
	Southern Co.	5.300%	1/15/12	7,000	6,737
[5]	SP PowerAssets Ltd.	5.000%	10/22/13	15,000	13,601
	Tampa Electric Co.	6.375%	8/15/12	2,193	2,104
	TransAlta Corp.	6.650%	5/15/18	5,000	4,197
[5]	United Electric Distribution	4.700%	4/15/11	10,000	10,168
	Virginia Electric & Power Co.	5.950%	9/15/17	5,000	4,338
[3]	Wisconsin Energy Corp.	6.250%	5/15/67	25,000	13,231

	Natural Gas (3.4%)
	AGL Capital Corp.	7.125%	1/14/11	10,000	10,132
	Atmos Energy Corp.	4.950%	10/15/14	6,420	5,124
	El Paso Natural Gas Co.	5.950%	4/15/17	3,000	2,322
	Enbridge Energy Partners	6.500%	4/15/18	10,000	8,337
[3]	Enbridge Energy Partners	8.050%	10/1/37	3,280	2,012
	Enbridge Inc.	5.800%	6/15/14	10,000	8,467
	Energy Transfer Partners LP	6.700%	7/1/18	5,000	4,041
	Enterprise Products Operating LP	5.650%	4/1/13	16,975	14,959
[3]	Enterprise Products Operating LP	8.375%	8/1/66	5,850	4,329
	Equitable Resources Inc.	6.500%	4/1/18	15,000	12,679
[5]	Florida Gas Transmission	7.625%	12/1/10	5,000	5,159
[5]	Gulf South Pipeline Co.	6.300%	8/15/17	7,000	5,769
[5]	Gulfstream Natural Gas Systems	5.560%	11/1/15	8,500	7,058
	KeySpan Gas East Corp.	7.875%	2/1/10	10,000	10,134
	Kinder Morgan Energy Partners LP	5.950%	2/15/18	5,000	3,903
	National Grid PLC	6.300%	8/1/16	7,000	5,972
[5]	NGPL Pipeco LLC	7.119%	12/15/17	10,000	7,937
	Northwest Pipeline Corp.	5.950%	4/15/17	10,000	8,161
	ONEOK Partners, LP	6.150%	10/1/16	10,000	8,133
	Panhandle Eastern Pipeline	6.200%	11/1/17	5,000	3,776
	Plains All American Pipeline LP	4.750%	8/15/09	2,850	2,853
[4,5]	Rockies Express Pipeline LLC	5.100%	8/20/09	10,000	10,005
[5]	Rockies Express Pipeline LLC	6.850%	7/15/18	5,000	4,180
[3]	Southern Union Co.	7.200%	11/1/66	5,175	3,260
	Teppco Partners, LP	6.650%	4/15/18	20,000	15,945
	Trans-Canada Pipelines	6.500%	8/15/18	5,000	4,209
[3]	Trans-Canada Pipelines	6.350%	5/15/67	4,000	2,737
					500,333
Total Corporate Bonds (Cost $5,857,691)					4,842,623
Sovereign Bonds (U.S. Dollar-Denominated) (2.1%)
	China Development Bank	5.000%	10/15/15	1,500	1,265
	Corp. Andina de Fomento	6.875%	3/15/12	4,225	3,972
	Corp. Andina de Fomento	5.200%	5/21/13	5,000	4,259
[5]	Export-Import Bank of Korea	4.125%	2/10/09	4,800	4,763
	Export-Import Bank of Korea	5.500%	10/17/12	12,700	12,144
[5]	Gaz Capital SA	6.212%	11/22/16	9,800	6,076

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

[5]	Korea Highway Corp.	4.875%	4/7/14	5,000	3,808
[3]	Pemex Finance Ltd.	9.690%	8/15/09	3,000	3,004
[5]	Pemex Project Funding Master Trust	5.750%	3/1/18	5,000	3,650
	Petrobras International Finance	9.125%	7/2/13	3,937	4,016
	Petrobras International Finance	7.750%	9/15/14	400	378
[3,5]	Petroleum Export/Cayman	5.265%	6/15/11	4,091	4,087
[5]	Petronas Capital Ltd.	7.000%	5/22/12	15,000	14,437
[3,5]	Ras Laffan Liquefied Natural Gas Co.	3.437%	9/15/09	2,034	1,997
[3,5]	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.298%	9/30/20	15,020	13,000
	Republic of Korea	4.250%	6/1/13	9,325	7,926
	Republic of Panama	7.250%	3/15/15	5,000	4,700
[5]	Taqa Abu Dhabi National Energy Co.	5.875%	10/27/16	4,000	2,728
[5]	Taqa Abu Dhabi National Energy Co.	6.165%	10/25/17	10,000	6,668
[5]	Trans Capital Investment	5.670%	3/5/14	17,450	10,121
Total Sovereign Bonds (Cost $138,163)					112,999
Taxable Municipal Bonds (0.4%)
[4]	Florida Hurricane Catastrophe Fund Finance Corp. Rev.	5.340%	10/15/12	14,210	13,514
	New York City NY IDA Special Fac. Rev. (American Airlines Inc. J.F.K International Project)	7.500%	8/1/16	1,825	1,477
	Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	9,870	8,436
Total Taxable Municipal Bonds (Cost $25,810)					23,427

				Shares

Intermediate-Term Investment Grade Fund

Schedule of Investments

As of October 31, 2008

Preferred Stock (0.7%)
	Aspen Insurance Holdings	7.401%	76,950	985
	Axis Capital Holdings	7.500%	50,000	4,133
[4]	Bank of America Corp.	5.908%	213,775	2,198
[4]	Goldman Sachs Group, Inc.	6.050%	582,000	7,863
[6]	Lehman Brothers Holdings	7.250%	8,740	10
[4]	Merrill Lynch & Co., Inc.	6.000%	44,600	433
	Santander Financial	6.800%	117,650	1,965
	Southern California Edison Co.	5.349%	211,400	15,544
[4]	SunTrust Banks, Inc.	6.224%	105,500	1,530
[4]	Zions Bancorp.	6.214%	86,350	885
Total Preferred Stocks (Cost $65,720)				35,546
Temporary Cash Investment (2.5%)

[7]	Vanguard Market Liquidity Fund (Cost $134,706)	2.217%	134,705,922	134,706
.Total Investments (100.4%) (Cost $6,488,930)				5,414,295
Other Assets and Liabilities-Net (-0.4%)				(20,604)
Net Assets (100%)				5,393,691

1		Securities with a value of $7,387,000 have been segregated as initial margin for open futures contracts.
2		The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
3		The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4		Adjustable-rate security.
5

Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2008, the aggregate value of these securities was $709,503,000, representing 13.2% of net assets.

6		Non-income-producing security – security in default.
7		Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
IDA—Industrial Development Authority Bond.
REIT—Real Estate Investment Trust.

Intermediate-Term Investment Grade Fund

Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2008, the cost of investment securities for tax purposes was $6,488,930,000. Net unrealized depreciation of investment securities for tax purposes was $1,074,635,000, consisting of unrealized gains of $18,440,000 on securities that had risen in value since their purchase and $1,093,075,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued based upon their quoted daily settlement prices.

		($000)
	Number of	Aggregate	Unrealized
	Long (Short	Settlement	Appreciation
Futures Contracts	Contracts)	Value	(Depreciation
10-Year U.S. Treasury Note	2,712	306,668	(4,495)
5-Year U.S. Treasury Note	1,170	132,512	450
2-Year U.S. Treasury Note	(230)	49,410	(47)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At October 31, 2008, the aggregate settlement value of open futures contracts expiring in December 2008 and the related unrealized appreciation (depreciation) were:

Swap Contracts: The fund has sold credit protection through credit default swaps, to simulate investments in long bond positions that are either unavailable or considered to be less attractively priced in the bond market. The fund has also purchased credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, the seller of the credit protection receives a periodic payment amount (premium) from the buyer that is a fixed percentage amount applied to a notional principal amount. In return, the seller agrees to pay the buyer the notional amount and take delivery of a debt instrument of the reference issuer of the same notional par amount if the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap.

The fund has also entered into interest rate swap transactions. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional principal amount. In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded.

1					Dealer Footnote
At October 31, 2008, the fund had the following open swap contracts:

Credit Default Swaps
Reference Entity	Termination Date	Dealer[1]	Notional Amount ($000)	Premium Received	Unrealized Appreciation (Depreciation) ($000)

Credit Protection Sold
Burlington Northern Santa Fe. Corp.	6/20/12	DBS	5,000	0.400%	(39)
Johnson & Johnson	9/20/12	UBS	2,160	0.080%	(28)
Johnson & Johnson	9/20/12	GS	5,400	0.070%	(71)
Credit Protection Purchased
Morgan Stanley	9/20/18	UBS	10,000	(2.000%)	1,584
Morgan Stanley	9/20/18	DBS	10,000	(2.020%)	1,570
					3,016

Interest Rate Swap
Termination Date	Dealer[1]	Notional Amount ($000)	Fixed Interest Rate Received(Paid)	Floating Interest Rate Received (Paid)	Unrealized Appreciation (Depreciation) ($000)

9/30/2010	BZW	9,285	3.440%	(3.760)[2]	93

1	BZW-Barclays Capital Inc. DBS-Deutsche Bank Securities. GS-Goldman Sachs Capital Markets. UBS-UBS AG
2	Based on three-month London InterBank Offered Rate (LIBOR) as of the most recent payment date.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund's investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of October 31, 2008, based on the inputs used to value them:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)	Swap Contracts ($000)
Level 1- Quoted prices	170,252	(4,092)	-
Level 2- Other significant observable inputs	5,244,043	-	3,109
Level 3- Significant unobservable inputs	-	-	-
Total	5,414,295	(4,092)	3,109

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	December 16, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date:	December 16, 2008

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	/s/THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date:	December 16, 2008

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.